UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2021

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund

Annual Report

July 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	0.27%	2.06%	2.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg GNMA Index performed over the same period.

Period Ending Values
$12,718	Fidelity® GNMA Fund
$12,649	Bloomberg GNMA Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a modest decline for the 12 months ending July 31, 2021, hampered mostly by their poor performance in the first quarter of 2021. The Bloomberg U.S. Aggregate Bond Index returned -0.70% for the period. In February 2021, bond yields rose notably because a $1.9 trillion COVID-relief bill offered hopes for a broad economic recovery. But this led to rising inflation expectations and higher bond yields, which persisted through the end of April. Many investors preferred the potential for higher returns in riskier markets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell significantly from May through the end of July in response to weaker-than-expected economic data. Bonds were further boosted by growing risks from the delta variant of the coronavirus and assurances by the U.S. Federal Reserve that a tapering of monetary support remained a ways off. Within the Bloomberg index, corporate bonds rose 1.42% for the 12 months, significantly topping the -3.01% return of U.S. Treasuries. Mortgage-backed securities, meanwhile, posted a gain of 0.03%, outpacing Treasuries and the broader taxable bond market. Outside the index, U.S. corporate high-yield bonds added 10.62% and Treasury Inflation-Protected Securities (TIPS) rose 6.90%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund returned 0.27%, outpacing, net of fees, the -0.41% return of the benchmark, the Bloomberg GNMA Index. In managing the fund, we attempted to exploit market inefficiencies and identify attractively valued securities in accordance with our longer-term strategy. In doing so, we added value through security selection among conventional 30-year GNMA securities. Specifically, it helped to overweight bonds with coupons above 3%. They outpaced bonds with coupons of 2.5% and below, in which the fund was underweight. Security selection among higher-coupon bonds also aided performance. Here, our focus on bonds with some resistance to prepayment helped, as they outpaced GNMAs with similar coupons that proved more vulnerable to being prepaid as mortgage rates remained low and the housing market strengthened. Sector allocation also boosted the fund’s relative return. Non-benchmark exposure to GNMAs backed by reverse mortgages, which are not included in the index, contributed relative to the GNMA index. In contrast, yield-curve positioning detracted from relative performance, particularly the fund’s overweighting in longer-term securities. The fund’s small out-of-index exposure to conventional mortgages, meaning those that are not offered or secured by a government entity, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of July 31, 2021

% of fund's investments
0.01 - 0.99%	7.0
1 - 1.99%	0.1
2 - 2.99%	21.3
3 - 3.99%	38.3
4 - 4.99%	8.2
5 - 5.99%	3.4
6 - 6.99%	0.8
7 - 7.99%	0.4
8% and above	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of July 31, 2021*,**,***
Mortgage Securities	104.2%
CMOs and Other Mortgage Related Securities	19.1%
U.S. Treasury Obligations	0.1%
Short-Term Investments and Net Other Assets (Liabilities)†	(23.4)%

 * GNMA Securities - 103.8%

 ** Futures and Swaps - 19.4%

 *** Written options - (5.0)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Notes 1.25% 6/30/28
(Cost $4,885)	4,888	4,971

U.S. Government Agency - Mortgage Securities - 104.2%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (a)(b)	42	44
12 month U.S. LIBOR + 1.480% 2.083% 7/1/34 (a)(b)	12	13
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (a)(b)	43	45
12 month U.S. LIBOR + 1.620% 2.036% 3/1/33 (a)(b)	55	57
12 month U.S. LIBOR + 1.630% 2.269% 5/1/35 (a)(b)	133	139
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (a)(b)	91	97
12 month U.S. LIBOR + 1.670% 2.077% 11/1/36 (a)(b)	72	75
12 month U.S. LIBOR + 1.710% 2.377% 8/1/35 (a)(b)	125	132
12 month U.S. LIBOR + 1.890% 2.2% 8/1/35 (a)(b)	90	95
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (a)(b)	9	9
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (a)(b)	21	22
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (a)(b)	25	26
6 month U.S. LIBOR + 1.550% 1.8% 9/1/33 (a)(b)	174	181
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (a)(b)	8	9
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (a)(b)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.328% 7/1/36 (a)(b)	51	54
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	23	25
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 9/1/34 (a)(b)	225	237
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.602% 7/1/34 (a)(b)	309	325
3% 2/1/33 to 3/1/33	3,095	3,273
8.5% 12/1/27	20	23
9.5% 9/1/30	9	11
		4,907
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	37	39
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (a)(b)	46	49
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (a)(b)	57	60
12 month U.S. LIBOR + 1.860% 2.529% 8/1/34 (a)(b)	78	82
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (a)(b)	317	334
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (a)(b)	2	2
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (a)(b)	6	6
6 month U.S. LIBOR + 1.880% 2.135% 10/1/36 (a)(b)	177	185
6 month U.S. LIBOR + 1.990% 2.247% 10/1/35 (a)(b)	73	76
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (a)(b)	142	150
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.382% 12/1/35 (a)(b)	650	688
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.389% 6/1/33 (a)(b)	235	247
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.566% 3/1/35 (a)(b)	505	532
3% 2/1/34 to 4/1/34	8,702	9,177
		11,627
Ginnie Mae - 103.8%
3% 5/15/27 to 5/20/51	771,043	812,419
3.7% 10/15/42	5,148	5,607
4% 5/15/44	1,318	1,454
4.5% 7/15/33 to 10/20/41	80,925	91,541
4.75% 7/15/40	559	640
4.875% 9/15/39 to 12/15/39	4,318	4,950
5.09% 4/15/36 to 11/15/36	3,822	4,334
5.15% 2/15/36 to 4/15/36	359	407
5.2% 7/15/36	57	65
5.25% 4/15/36 to 4/15/37	353	401
5.39% 5/15/36	80	92
5.45% 2/15/37	516	594
5.5% 7/20/24 to 2/20/42	5,488	6,303
5.6% 11/15/36	205	237
5.65% 4/15/37	55	61
5.85% 1/15/37	58	68
6.45% 1/15/32 to 8/15/32	181	209
6.5% 7/15/23 to 1/15/39	4,659	5,405
7% to 7% 4/15/22 to 9/20/34	9,136	10,475
7.25% 9/15/27	28	31
7.5% to 7.5% 2/15/22 to 9/20/32	3,412	3,890
8% 12/15/21 to 9/15/31	859	971
8.5% 12/15/21 to 2/15/31	124	148
9% 12/15/21 to 5/15/30	6	6
2% 8/1/51 (c)	29,750	30,471
2% 8/1/51 (c)	64,450	66,011
2% 8/1/51 (c)	64,700	66,267
2% 8/1/51 (c)	67,700	69,340
2% 8/1/51 (c)	47,400	48,548
2% 8/1/51 (c)	54,000	55,308
2% 8/1/51 (c)	45,550	46,653
2% 8/1/51 (c)	33,650	34,465
2% 8/1/51 (c)	45,300	46,397
2% 9/1/51 (c)	99,800	102,042
2.25% 5/20/50	2,991	3,088
2.375% 5/20/50	1,738	1,801
2.5% 3/15/28 to 4/20/51	413,849	431,163
2.5% 8/1/51 (c)	57,650	59,945
2.5% 8/1/51 (c)	70,100	72,891
2.5% 8/1/51 (c)	38,200	39,721
2.5% 8/1/51 (c)	32,450	33,742
2.5% 8/1/51 (c)	32,550	33,846
2.5% 8/1/51 (c)	32,550	33,846
2.625% 5/20/50	5,539	5,771
2.75% 5/20/50	2,056	2,145
3% 8/1/51 (c)	67,900	71,053
3% 8/1/51 (c)	29,100	30,451
3% 8/1/51 (c)	49,450	51,747
3% 8/1/51 (c)	29,600	30,975
3% 8/1/51 (c)	42,700	44,683
3% 8/1/51 (c)	41,750	43,689
3% 8/1/51 (c)	29,800	31,184
3% 8/1/51 (c)	14,800	15,487
3% 9/1/51 (c)	52,150	54,488
3% 9/1/51 (c)	51,850	54,175
3% 9/1/51 (c)	31,100	32,495
3% 9/1/51 (c)	40,150	41,950
3.25% 2/20/41 to 7/20/46	1,721	1,799
3.375% 5/20/50	1,039	1,091
3.5% to 3.5% 9/15/26 to 11/20/50 (d)(e)	513,788	553,168
3.5% 8/1/51 (c)	4,100	4,307
3.5% 8/1/51 (c)	6,850	7,196
3.5% 8/1/51 (c)	12,700	13,341
3.5% 8/1/51 (c)	21,200	22,270
3.5% 8/1/51 (c)	25,900	27,208
3.5% 8/1/51 (c)	58,000	60,928
3.5% 8/1/51 (c)	59,750	62,767
3.5% 8/1/51 (c)	56,350	59,195
3.5% 8/1/51 (c)	5,550	5,830
3.5% 8/1/51 (c)	22,300	23,426
3.5% 8/1/51 (c)	22,300	23,426
3.5% 8/1/51 (c)	5,550	5,830
3.5% 8/1/51 (c)	33,500	35,191
3.5% 9/1/51 (c)	2,400	2,522
3.5% 9/1/51 (c)	16,000	16,811
3.74% 7/20/42 to 8/20/42	683	742
3.75% 10/20/41 to 7/20/47	21,562	23,160
4% 2/20/33 to 1/20/50	291,500	317,990
4.25% 1/20/46	477	517
5% 6/20/29 to 7/20/48	65,423	73,644
5.35% 4/20/29 to 12/20/30	5,821	6,398
5.75% 9/20/39 to 9/20/40	9,116	10,507
6% to 6% 12/15/23 to 3/15/39	8,292	9,517
7.395% 6/20/25 to 2/20/27	179	197
		4,105,124
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,052,860)		4,121,658

Collateralized Mortgage Obligations - 16.1%
U.S. Government Agency - 16.1%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$373	$393
Series 2016-3 Class IP, 4% 2/25/46 (f)	25,715	3,628
Series 2016-78 Class IO, 3.5% 11/25/46 (f)	6,241	814
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.1108% 10/25/47 (a)(f)(g)	22,095	3,776
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(f)	142	28
Series 339 Class 5, 5.5% 7/25/33 (f)	179	32
Series 343 Class 16, 5.5% 5/25/34 (f)	157	25
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	390	460
Series 40 Class K, 6.5% 8/17/24	41	44
sequential payer Series 2204 Class N, 7.5% 12/20/29	696	813
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.1069% 8/15/47 (a)(f)(g)	10,613	1,497
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5764% 7/20/41 (a)(f)(g)	10,009	2,284
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5989% 6/16/37 (a)(f)(g)	884	195
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.8411% 6/16/38 (a)(b)	201	206
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.6636% 7/20/38 (a)(b)	583	593
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.7411% 10/16/40 (a)(b)	1,177	1,199
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6461% 3/20/60 (a)(b)(h)	12,362	12,419
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4261% 7/20/60 (a)(b)(h)	8,808	8,811
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3888% 9/20/60 (a)(b)(h)	10,480	10,476
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3888% 8/20/60 (a)(b)(h)	10,216	10,212
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4688% 12/20/60 (a)(b)(h)	3,606	3,611
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5888% 12/20/60 (a)(b)(h)	4,504	4,521
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5888% 2/20/61 (a)(b)(h)	1,345	1,349
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5788% 2/20/61 (a)(b)(h)	8,457	8,481
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5888% 4/20/61 (a)(b)(h)	3,786	3,801
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5888% 5/20/61 (a)(b)(h)	5,551	5,573
Class FC, 1 month U.S. LIBOR + 0.500% 0.5888% 5/20/61 (a)(b)(h)	4,485	4,502
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6188% 6/20/61 (a)(b)(h)	5,562	5,586
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7% 10/20/61 (a)(b)(h)	6,129	6,166
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.4411% 4/16/42 (a)(b)	417	420
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.3911% 6/16/42 (a)(b)	479	481
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7888% 11/20/61 (a)(b)(h)	5,993	6,041
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7888% 1/20/62 (a)(b)(h)	4,102	4,133
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7188% 1/20/62 (a)(b)(h)	5,787	5,825
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7188% 3/20/62 (a)(b)(h)	3,775	3,796
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7388% 5/20/61 (a)(b)(h)	37	37
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6188% 7/20/60 (a)(b)(h)	94	94
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3688% 5/20/63 (a)(b)(h)	68	68
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2888% 4/20/63 (a)(b)(h)	52	52
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.4336% 1/20/46 (a)(b)	1,270	1,276
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.5336% 11/20/49 (a)(b)	42,927	43,324
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.5336% 4/20/49 (a)(b)	8,034	8,118
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.5836% 4/20/49 (a)(b)	30,807	31,163
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.5336% 2/20/50 (a)(b)	18,098	18,266
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.4836% 5/20/50 (a)(b)	44,781	45,075
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	3,971	4,512
Series 2004-19 Class DP, 5.5% 3/20/34	6	6
Series 2005-24 Class TC, 5.5% 3/20/35	2,631	2,956
Series 2005-57 Class PB, 5.5% 7/20/35	4,050	4,657
Series 2006-50 Class JC, 5% 6/20/36	1,085	1,153
Series 2010-117 Class E, 3% 10/20/39	1,294	1,300
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8327% 12/20/40 (a)(g)	3,291	3,930
Series 2010-160 Class MX, 4.5% 8/20/39	384	385
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	428	28
Series 2015-24 Class PI, 3.5% 2/20/45 (f)	12,518	1,672
Series 2016-69 Class WA, 3% 2/20/46	1,554	1,653
Series 2017-134 Class BA, 2.5% 11/20/46	712	741
Series 2017-139 Class K, 3% 8/20/47	26,389	27,329
Series 2017-153 Class GA, 3% 9/20/47	4,595	4,867
Series 2017-182 Class KA, 3% 10/20/47	3,778	4,000
Series 2018-13 Class Q, 3% 4/20/47	5,247	5,417
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	1,170	1,338
Series 2004-24 Class ZM, 5% 4/20/34	2,510	2,806
Series 2004-46 Class BZ, 6% 6/20/34	1,487	1,739
Series 2004-86 Class G, 6% 10/20/34	6,273	7,625
Series 2005-26 Class ZA, 5.5% 1/20/35	11,155	12,617
Series 2005-47 Class ZY, 6% 6/20/35	7,903	9,102
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,195
Series 2005-82 Class JV, 5% 6/20/35	2,161	2,448
Series 2006-2 Class Z, 5.5% 1/20/36	4,968	5,703
Series 2010-160 Class DY, 4% 12/20/40	21,756	23,638
Series 2010-168 Class BG, 4% 4/20/40	8,727	9,432
Series 2010-170 Class B, 4% 12/20/40	3,493	3,796
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.3177% 2/16/41 (a)(g)	7,929	9,304
Series 2011-29 Class BV, 5% 5/20/40	4,984	5,018
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.2924% 5/16/41 (a)(g)	14,204	16,078
Series 2017-139 Class BA, 3% 9/20/47	7,819	8,380
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	19,925	21,082
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.4089% 5/16/34 (a)(f)(g)	280	54
Class SG, 6.500% - 1 month U.S. LIBOR 6.4164% 3/20/33 (a)(f)(g)	3,983	679
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.1089% 8/16/34 (a)(f)(g)	1,637	368
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1089% 8/17/34 (a)(f)(g)	502	114
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.7164% 2/20/35 (a)(f)(g)	2,855	589
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,192
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.2164% 7/20/34 (a)(f)(g)	2,910	594
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.9746% 3/20/36 (a)(g)	2,880	3,664
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6532% 6/16/37 (a)(g)	764	1,377
Series 2009-13 Class E, 4.5% 3/16/39	2,466	2,755
Series 2009-42 Class AY, 5% 6/16/37	1,653	1,856
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8589% 2/16/40 (a)(f)(g)	2,085	352
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4261% 5/20/60 (a)(b)(h)	5,515	5,517
Series 2011-52 Class HI, 7% 4/16/41 (f)	412	79
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.9164% 4/20/41 (a)(f)(g)	4,764	879
Series 2012-103 Class IL, 3% 8/20/27 (f)	14,224	796
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.9664% 6/20/42 (a)(f)(g)	8,940	1,902
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6089% 6/16/42 (a)(f)(g)	1,453	306
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5552% 4/20/39 (a)(g)	234	242
Series 2013-149 Class MA, 2.5% 5/20/40	21,694	22,353
Series 2013-182 Class IQ, 4.5% 12/16/43 (f)	4,223	640
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.3327% 3/20/41 (a)(g)	19,006	22,401
Series 2014-133 Class IB, 5% 9/20/44 (f)	4,095	716
Series 2014-146 Class EI, 5% 10/20/44 (f)	7,761	1,342
Series 2014-154 Class IO, 5% 10/20/44 (f)	1,583	269
Series 2014-158 Class ID, 5% 10/20/44 (f)	6,826	1,255
Series 2014-178 Class IO, 5% 11/20/44 (f)	9,728	1,696
Series 2014-2 Class BA, 3% 1/20/44	5,110	5,431
Series 2014-21 Class HA, 3% 2/20/44	1,933	2,053
Series 2014-25 Class HC, 3% 2/20/44	3,249	3,450
Series 2014-5 Class A, 3% 1/20/44	2,868	3,030
Series 2015-117 Class KI, 5% 8/20/45 (f)	9,463	1,642
Series 2015-14 Class IO, 5% 10/20/44 (f)	10,822	1,891
Series 2015-79 Class IC, 5% 5/20/45 (f)	5,099	860
Series 2015-H21:
Class HZ, 4.2415% 6/20/63 (a)(h)	1,229	1,320
Class JZ, 4.243% 6/20/65 (a)(h)	606	641
Series 2016-146 Class AL, 5.8163% 5/20/40 (a)	3,021	3,554
Series 2016-17 Class A, 3% 2/16/46	19,455	20,606
Series 2016-171 Class BI, 5% 10/20/44 (f)	9,467	1,666
Series 2017-186 Class HK, 3% 11/16/45	9,562	10,165
Series 2017-75 Class PT, 5.7427% 4/20/47 (a)	12,159	14,283
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.39% 8/20/66 (a)(b)(h)	16,709	16,556
		636,706
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $627,585)		636,706

Commercial Mortgage Securities - 3.0%
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2773% 2/25/31 (a)(b)	22,500	22,532
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (a)(b)	27,500	27,525
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (a)(b)	17,900	17,916
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (a)(b)	9,400	9,408
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.28% 4/25/31 (a)(b)	18,100	18,100
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.28% 5/25/28 (a)(b)	23,625	23,655
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(f)	348	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9982% 9/16/42 (a)(f)	1,624	4
Series 2002-62 Class IO, 1.0823% 8/16/42 (a)(f)	1,575	3
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $124,212)		119,143
	Shares	Value (000s)

Money Market Funds - 20.2%
Fidelity Cash Central Fund 0.06% (i)
(Cost $800,226)	800,066,343	800,226

Purchased Swaptions - 0.0%(j)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	$214
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	1,002
TOTAL PURCHASED SWAPTIONS
(Cost $1,158)			1,216
TOTAL INVESTMENT IN SECURITIES - 143.6%
(Cost $5,610,926)			5,683,920
NET OTHER ASSETS (LIABILITIES) - (43.6)%			(1,726,325)
NET ASSETS - 100%			$3,957,595

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 8/1/51	$(99,800)	$(102,217)
3% 8/1/51	(52,150)	(54,572)
3% 8/1/51	(51,850)	(54,258)
3% 8/1/51	(31,100)	(32,544)
3% 8/1/51	(40,150)	(42,015)
3.5% 8/1/51	(15,400)	(16,178)
3.5% 8/1/51	(6,500)	(6,828)
3.5% 8/1/51	(2,400)	(2,521)
3.5% 8/1/51	(16,000)	(16,808)
TOTAL TBA SALE COMMITMENTS
(Proceeds $327,179)		$(327,941)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	96,900	$(1,189)
Call Swaptions
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	96,900	(3,188)
TOTAL WRITTEN SWAPTIONS			$(4,377)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $276,083,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	226	Sept. 2021	$37,226	$1,958	$1,958
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,543	Sept. 2021	207,461	(1,664)	(1,664)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,795	Sept. 2021	396,078	(43)	(43)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	50	Sept. 2021	6,222	(42)	(42)

TOTAL SOLD					(1,749)

TOTAL FUTURES CONTRACTS					$209

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 15.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $652,034,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$105,673	$130	$0	$130
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	59,390	705	0	705
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	22,788	36	0	36
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	4,704	346	0	346

TOTAL INTEREST RATE SWAPS							$1,217	$0	$1,217

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $187,152,000.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,905,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,002,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $175,367,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$587
Fidelity Securities Lending Cash Central Fund	0
Total	$587

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$663,977	$1,969,741	$1,833,423	$(11)	$(58)	$800,226	1.2%
Fidelity Securities Lending Cash Central Fund 0.06%	--	12,137	12,137	--	--	--	0.0%
Total	$663,977	$1,981,878	$1,845,560	$(11)	$(58)	$800,226

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,971	$--	$4,971	$--
U.S. Government Agency - Mortgage Securities	4,121,658	--	4,121,658	--
Collateralized Mortgage Obligations	636,706	--	636,706	--
Commercial Mortgage Securities	119,143	--	119,143	--
Money Market Funds	800,226	800,226	--	--
Purchased Swaptions	1,216	--	1,216	--
Total Investments in Securities:	$5,683,920	$800,226	$4,883,694	$--
Derivative Instruments:
Assets
Futures Contracts	$1,958	$1,958	$--	$--
Swaps	1,217	--	1,217	--
Total Assets	$3,175	$1,958	$1,217	$--
Liabilities
Futures Contracts	$(1,749)	$(1,749)	$--	$--
Written Swaptions	(4,377)	--	(4,377)	--
Total Liabilities	$(6,126)	$(1,749)	$(4,377)	$--
Total Derivative Instruments:	$(2,951)	$209	$(3,160)	$--
Other Financial Instruments:
TBA Sale Commitments	$(327,941)	$--	$(327,941)	$--
Total Other Financial Instruments:	$(327,941)	$--	$(327,941)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$1,958	$(1,749)
Purchased Swaptions(b)	1,216	0
Swaps(c)	1,217	0
Written Swaptions(d)	0	(4,377)
Total Interest Rate Risk	4,391	(6,126)
Total Value of Derivatives	$4,391	$(6,126)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,810,700)	$4,883,694
Fidelity Central Funds (cost $800,226)	800,226
Total Investment in Securities (cost $5,610,926)		$5,683,920
Receivable for investments sold		30
Receivable for premium on written options		5,155
Receivable for TBA sale commitments		327,179
Receivable for fund shares sold		619
Interest receivable		7,872
Distributions receivable from Fidelity Central Funds		45
Receivable for daily variation margin on centrally cleared OTC swaps		250
Other receivables		38
Total assets		6,025,108
Liabilities
Payable for investments purchased
Regular delivery	$24,168
Delayed delivery	1,706,176
TBA sale commitments, at value	327,941
Payable for fund shares redeemed	2,918
Distributions payable	89
Accrued management fee	985
Payable for daily variation margin on futures contracts	314
Written options, at value (premium receivable $5,155)	4,377
Other affiliated payables	506
Other payables and accrued expenses	39
Total liabilities		2,067,513
Net Assets		$3,957,595
Net Assets consist of:
Paid in capital		$3,894,400
Total accumulated earnings (loss)		63,195
Net Assets		$3,957,595
Net Asset Value, offering price and redemption price per share ($3,957,595 ÷ 337,295 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2021
Investment Income
Interest		$53,513
Income from Fidelity Central Funds		587
Total income		54,100
Expenses
Management fee	$12,648
Transfer agent fees	4,240
Fund wide operations fee	2,178
Independent trustees' fees and expenses	12
Miscellaneous	1
Total expenses		19,079
Net investment income (loss)		35,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,934
Fidelity Central Funds	(11)
Futures contracts	16,668
Swaps	(1,040)
Written options	(1,178)
Total net realized gain (loss)		37,373
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(68,139)
Fidelity Central Funds	(58)
Futures contracts	6,938
Swaps	(1,697)
Written options	4,819
Delayed delivery commitments	(533)
Total change in net unrealized appreciation (depreciation)		(58,670)
Net gain (loss)		(21,297)
Net increase (decrease) in net assets resulting from operations		$13,724

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,021	$83,129
Net realized gain (loss)	37,373	20,117
Change in net unrealized appreciation (depreciation)	(58,670)	88,656
Net increase (decrease) in net assets resulting from operations	13,724	191,902
Distributions to shareholders	(37,284)	(89,664)
Share transactions
Proceeds from sales of shares	765,072	1,123,989
Reinvestment of distributions	33,374	80,217
Cost of shares redeemed	(1,120,159)	(1,175,971)
Net increase (decrease) in net assets resulting from share transactions	(321,713)	28,235
Total increase (decrease) in net assets	(345,273)	130,473
Net Assets
Beginning of period	4,302,868	4,172,395
End of period	$3,957,595	$4,302,868
Other Information
Shares
Sold	64,991	96,351
Issued in reinvestment of distributions	2,834	6,888
Redeemed	(95,273)	(100,992)
Net increase (decrease)	(27,448)	2,247

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.51	$11.12	$11.45	$11.70
Income from Investment Operations
Net investment income (loss)A	.097	.229	.292	.257	.235
Net realized and unrealized gain (loss)	(.065)	.307	.371	(.337)	(.215)
Total from investment operations	.032	.536	.663	(.080)	.020
Distributions from net investment income	(.093)B	(.246)	(.273)	(.250)	(.224)
Distributions from net realized gain	(.009)B	–	–	–	(.041)
Distributions from tax return of capital	–	–	–	–	(.005)
Total distributions	(.102)	(.246)	(.273)	(.250)	(.270)
Net asset value, end of period	$11.73	$11.80	$11.51	$11.12	$11.45
Total ReturnC	.27%	4.71%	6.04%	(.71)%	.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.83%	1.96%	2.60%	2.28%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$3,958	$4,303	$4,172	$4,321	$5,216
Portfolio turnover rateF	593%	561%	420%	252%	270%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$37

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassification.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,839
Gross unrealized depreciation	(24,152)
Net unrealized appreciation (depreciation)	$59,687
Tax Cost	$5,620,311

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,594
Net unrealized appreciation (depreciation) on securities and other investments	$59,600

The tax character of distributions paid was as follows:

	July 31, 2021	July 31, 2020
Ordinary Income	$37,284	$ 89,664

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$16,668	$6,938
Purchased Options	(887)	(1,575)
Swaps	(1,040)	(1,697)
Written Options	(1,178)	4,819
Totals	$13,563	$8,485

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	3,199,063	3,222,770

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity GNMA Fund	$2

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statement of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity GNMA Fund	.45%
Actual		$1,000.00	$997.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity GNMA Fund voted to pay on September 13, 2021, to shareholders of record at the opening of business on September 10, 2021, a distribution of $0.012 per share derived from capital gains realized from sales of portfolio securities.

A total of 0.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $62,198,366 of distributions paid in the calendar year 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $68,731,064 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MOG-ANN-0921
1.930526.110

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Annual Report

July 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.04%	3.94%	4.55%
Fidelity Managed Retirement Income Fund℠	7.48%	5.44%	5.44%
Class K	7.59%	5.48%	5.46%
Class K6	7.69%	5.52%	5.48%
Class I	7.48%	5.44%	5.44%
Class Z6	7.69%	5.53%	5.48%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement Income Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,978	Fidelity Managed Retirement Income Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.16%	5.37%	5.86%
Fidelity Managed Retirement 2010 Fund℠	9.73%	6.89%	6.75%
Class K	9.83%	6.93%	6.77%
Class K6	9.94%	6.97%	6.80%
Class I	9.72%	6.89%	6.75%
Class Z6	9.94%	6.97%	6.80%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2010 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,225	Fidelity Managed Retirement 2010 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.85%	6.29%	6.44%
Fidelity Managed Retirement 2015 Fund℠	12.60%	7.83%	7.34%
Class K	12.71%	7.87%	7.36%
Class K6	12.82%	7.91%	7.38%
Class I	12.59%	7.83%	7.34%
Class Z6	12.81%	7.92%	7.39%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2015 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,312	Fidelity Managed Retirement 2015 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.53%	7.14%	6.97%
Fidelity Managed Retirement 2020 Fund℠	15.44%	8.69%	7.87%
Class K	15.53%	8.73%	7.90%
Class K6	15.65%	8.77%	7.92%
Class I	15.44%	8.69%	7.87%
Class Z6	15.66%	8.77%	7.92%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2020 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,340	Fidelity Managed Retirement 2020 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	10.74%	7.81%	7.48%
Fidelity Managed Retirement 2025 Fund℠	17.79%	9.37%	8.39%
Class K	17.90%	9.41%	8.42%
Class K6	18.03%	9.46%	8.44%
Class I	17.78%	9.37%	8.39%
Class Z6	18.01%	9.46%	8.44%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2025 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index performed over the same period.

Period Ending Values
$22,388	Fidelity Managed Retirement 2025 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index
$41,689	S&P 500

Effective August 1, 2020, the fund's benchmark changed from the S&P 500® Index to the Bloomberg U.S. Aggregate Bond Index.

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Managed Retirement 2030 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	11.42%	11.17%
Fidelity Managed Retirement 2030 Fund℠	19.57%	14.83%
Class K	19.69%	14.95%
Class K6	19.73%	15.07%
Class I	19.62%	14.86%
Class Z6	19.80%	15.10%

 A From August 16, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2030 Fund℠, a class of the fund, on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,111	Fidelity Managed Retirement 2030 Fund℠
$15,736	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2021, global financial markets were influenced by a number of factors, including the broader reopening of local, state, regional and international businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was highly supportive of global equities, but proved to be a headwind for investment-grade bonds.

The MSCI ACWI (All Country World Index) ex USA Index gained 27.96% for the past year, gaining until a modest decline in the final two months amid a spike in COVID-19 cases based on the highly contagious delta variant of the coronavirus. By region, Canada (+38%) led the way, followed by Europe ex U.K. (+34%) and the U.K. (+31%). Conversely, emerging markets (+21%) and Japan (+26%) trailed the broader index, and Asia Pacific ex Japan (+28%) performed about in line. Looking at sectors, materials (+43%), information technology (+41%) and industrials (+39%) fared best. In contrast, notable “laggards” included utilities and communication services (+11% each).

The Dow Jones U.S. Total Stock Market Index gained 38.93% the past 12 months. Among sectors, financials (+56%) was the top performer. Energy (+49%), industrials (+47%), materials and communication services (+45% each) also stood out. In contrast, the defensive-oriented utilities (+13%) and consumer staples (+19%) sectors lagged most. Small-cap stocks, as measured by the Russell 2000® Index (+51.97%), handily topped the large-cap-oriented S&P 500® index (+36.45%). From a style standpoint, value stocks outpaced growth among all market capitalizations. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 40.28% for the 12 months.

Within fixed income, U.S. taxable investment-grade bonds returned -0.70%, according to the Bloomberg Barclays U.S. Aggregate Bond Index. Within the index, corporate bonds rose 1.21%, topping the -3.01% return of U.S. Treasuries. Mortgage-backed securities, meanwhile, gained 0.03%, outpacing Treasuries and the broader taxable bond market. Outside the index, U.S. corporate high-yield bonds (+10.75%), leveraged loans (+10.04%), Treasury Inflation-Protected Securities (+6.90%) and emerging-markets debt (+3.57%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for the share classes of Fidelity® Managed Retirement Funds (excluding sales charges, if applicable) ranged from about 7.5% to 20%, with performance trending higher among the Funds for investors with a longer retirement horizon. Funds for investors with a greater number years to invest in retirement – those with more exposure to equities and lower allocations to fixed-income and short-term securities – fared better than those that invest in a greater percentage of fixed-income and short-term debt, and less equity exposure. Each Fidelity Managed Retirement Fund topped its Composite index the past 12 months, primarily due to outperformance among the underlying investment portfolios. Specifically, an investment in Fidelity® Series Investment Grade Bond Fund gained 1.92% for the 12 months, outpacing the -0.70% result of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Funds also benefited from strong performance among underlying U.S. equity and non-U.S. equity funds. In the former asset class, Fidelity® Series Blue Chip Growth Fund (+46.97%) outperformed the 36.68% advance of its benchmark, the Russell 1000® Growth Index. In non-U.S. equities, Fidelity® Series Emerging Markets Fund (+24.58%) surpassed the 20.66% result of the MSCI Emerging Markets Index. Active asset allocation decisions also provided a boost to the Funds’ relative performance this period. In particular, underweighting investment-grade bonds, a non-Composite allocation to commodities and an overweighting in non-U.S. equities notably contributed to the Funds’ relative results. Conversely, underweighting U.S. equities notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  In May, the FIAA Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.7
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	10.6
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Government Money Market Fund 0.07%	4.9
Fidelity Series Short-Term Credit Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
81.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.1%
International Equity Funds	12.5%
Bond Funds	55.6%
Short-Term Funds	22.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 9.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	15,802	$305,614
Fidelity Series Commodity Strategy Fund (a)	104,113	588,241
Fidelity Series Large Cap Growth Index Fund (a)	10,730	194,958
Fidelity Series Large Cap Stock Fund (a)	10,856	214,616
Fidelity Series Large Cap Value Index Fund (a)	26,664	415,427
Fidelity Series Small Cap Opportunities Fund (a)	5,702	103,098
Fidelity Series Value Discovery Fund (a)	8,986	152,669
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,550,064)		1,974,623

International Equity Funds - 12.5%
Fidelity Series Canada Fund (a)	10,222	143,413
Fidelity Series Emerging Markets Fund (a)	11,397	127,986
Fidelity Series Emerging Markets Opportunities Fund (a)	47,049	1,175,276
Fidelity Series International Growth Fund (a)	16,972	341,984
Fidelity Series International Index Fund (a)	11,450	141,976
Fidelity Series International Small Cap Fund (a)	5,159	119,991
Fidelity Series International Value Fund (a)	30,149	339,171
Fidelity Series Overseas Fund (a)	24,142	342,812
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,152,788)		2,732,609

Bond Funds - 55.6%
Fidelity Series Corporate Bond Fund (a)	162,143	1,830,594
Fidelity Series Emerging Markets Debt Fund (a)	12,755	119,000
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,747	38,669
Fidelity Series Floating Rate High Income Fund (a)	2,505	23,067
Fidelity Series Government Bond Index Fund (a)	214,888	2,312,193
Fidelity Series High Income Fund (a)	14,310	137,235
Fidelity Series Inflation-Protected Bond Index Fund (a)	232,940	2,615,921
Fidelity Series International Credit Fund (a)	882	8,972
Fidelity Series Investment Grade Bond Fund (a)	213,063	2,522,667
Fidelity Series Investment Grade Securitized Fund (a)	167,014	1,740,283
Fidelity Series Long-Term Treasury Bond Index Fund (a)	75,877	657,097
Fidelity Series Real Estate Income Fund (a)	7,037	82,828
TOTAL BOND FUNDS
(Cost $11,524,806)		12,088,526

Short-Term Funds - 22.8%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,067,298	1,067,298
Fidelity Series Short-Term Credit Fund (a)	89,916	915,344
Fidelity Series Treasury Bill Index Fund (a)	297,314	2,973,135
TOTAL SHORT-TERM FUNDS
(Cost $4,942,776)		4,955,777
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,170,434)		21,751,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(506)
NET ASSETS - 100%		$21,751,029

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$217,859	$240,327	$172,508	$79,089	$4,784	$15,152	$305,614
Fidelity Series Canada Fund	74,503	74,081	34,980	1,800	779	29,030	143,413
Fidelity Series Commodity Strategy Fund	384,476	275,772	229,614	1,895	6,972	150,635	588,241
Fidelity Series Corporate Bond Fund	1,347,592	807,318	307,981	57,258	(404)	(15,931)	1,830,594
Fidelity Series Emerging Markets Debt Fund	102,922	48,772	34,432	4,904	(1,566)	3,304	119,000
Fidelity Series Emerging Markets Debt Local Currency Fund	--	43,790	5,497	474	54	322	38,669
Fidelity Series Emerging Markets Fund	107,769	66,698	69,322	1,770	3,233	19,608	127,986
Fidelity Series Emerging Markets Opportunities Fund	983,193	651,436	667,541	33,998	43,548	164,640	1,175,276
Fidelity Series Floating Rate High Income Fund	21,209	10,482	9,767	940	(175)	1,318	23,067
Fidelity Series Government Bond Index Fund	1,594,418	1,083,461	274,960	48,121	(2,613)	(88,113)	2,312,193
Fidelity Series Government Money Market Fund 0.07%	885,768	1,563,075	1,381,545	1,389	--	--	1,067,298
Fidelity Series High Income Fund	112,680	57,946	38,893	6,494	98	5,404	137,235
Fidelity Series Inflation-Protected Bond Index Fund	1,843,704	994,763	356,755	25,718	654	133,555	2,615,921
Fidelity Series International Credit Fund	8,567	587	--	587	--	(182)	8,972
Fidelity Series International Growth Fund	197,477	206,310	92,802	31,913	1,468	29,531	341,984
Fidelity Series International Index Fund	81,082	73,207	35,152	1,779	948	21,891	141,976
Fidelity Series International Small Cap Fund	66,266	51,895	25,476	681	827	26,479	119,991
Fidelity Series International Value Fund	196,856	188,962	109,006	6,239	1,677	60,682	339,171
Fidelity Series Investment Grade Bond Fund	1,778,370	1,149,990	334,288	117,306	(2,032)	(69,373)	2,522,667
Fidelity Series Investment Grade Securitized Fund	1,202,552	784,051	217,101	38,172	(714)	(28,505)	1,740,283
Fidelity Series Large Cap Growth Index Fund	149,519	112,062	116,292	3,019	3,869	45,800	194,958
Fidelity Series Large Cap Stock Fund	152,816	120,357	117,103	9,289	6,918	51,628	214,616
Fidelity Series Large Cap Value Index Fund	289,412	230,125	212,298	7,034	10,114	98,074	415,427
Fidelity Series Long-Term Treasury Bond Index Fund	355,344	481,314	109,278	41,318	(7,319)	(62,964)	657,097
Fidelity Series Overseas Fund	197,866	173,258	92,447	2,550	3,015	61,120	342,812
Fidelity Series Real Estate Income Fund	64,573	35,143	29,143	3,637	(242)	12,497	82,828
Fidelity Series Short-Term Credit Fund	644,612	336,248	60,681	13,423	273	(5,108)	915,344
Fidelity Series Small Cap Opportunities Fund	72,999	49,002	49,046	1,770	5,792	24,351	103,098
Fidelity Series Treasury Bill Index Fund	2,130,496	1,079,601	234,833	3,115	(451)	(1,678)	2,973,135
Fidelity Series Value Discovery Fund	103,258	81,953	75,469	2,689	3,561	39,366	152,669
	$15,368,158	$11,071,986	$5,494,210	$548,371	$83,068	$722,533	$21,751,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,974,623	$1,974,623	$--	$--
International Equity Funds	2,732,609	2,732,609	--	--
Bond Funds	12,088,526	12,088,526	--	--
Short-Term Funds	4,955,777	4,955,777	--	--
Total Investments in Securities:	$21,751,535	$21,751,535	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,170,434)	$21,751,535
Total Investment in Securities (cost $20,170,434)		$21,751,535
Cash		14
Receivable for investments sold		114,525
Receivable for fund shares sold		800
Total assets		21,866,874
Liabilities
Payable for investments purchased	$106,712
Payable for fund shares redeemed	1,197
Accrued management fee	7,789
Distribution and service plan fees payable	147
Total liabilities		115,845
Net Assets		$21,751,029
Net Assets consist of:
Paid in capital		$20,069,021
Total accumulated earnings (loss)		1,682,008
Net Assets		$21,751,029
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($716,441 ÷ 11,278.45 shares)(a)		$63.52
Maximum offering price per share (100/94.25 of $63.52)		$67.40
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($19,995,143 ÷ 314,782.00 shares)		$63.52
Class K:
Net Asset Value, offering price and redemption price per share ($115,217 ÷ 1,813.33 shares)		$63.54
Class K6:
Net Asset Value, offering price and redemption price per share ($538,758 ÷ 8,477.13 shares)		$63.55
Class I:
Net Asset Value, offering price and redemption price per share ($270,023 ÷ 4,246.82 shares)		$63.58
Class Z6:
Net Asset Value, offering price and redemption price per share ($115,447 ÷ 1,817.52 shares)		$63.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$215,356
Expenses
Management fee	$79,797
Distribution and service plan fees	1,334
Independent trustees' fees and expenses	49
Total expenses		81,180
Net investment income (loss)		134,176
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	83,068
Capital gain distributions from underlying funds:
Affiliated issuers	333,015
Total net realized gain (loss)		416,083
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	722,533
Total change in net unrealized appreciation (depreciation)		722,533
Net gain (loss)		1,138,616
Net increase (decrease) in net assets resulting from operations		$1,272,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,176	$117,013
Net realized gain (loss)	416,083	40,718
Change in net unrealized appreciation (depreciation)	722,533	417,240
Net increase (decrease) in net assets resulting from operations	1,272,792	574,971
Distributions to shareholders	(380,031)	(179,542)
Share transactions - net increase (decrease)	5,492,802	8,637,532
Total increase (decrease) in net assets	6,385,563	9,032,961
Net Assets
Beginning of period	15,365,466	6,332,505
End of period	$21,751,029	$15,365,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.44	$57.74	$57.55	$61.00	$59.02
Income from Investment Operations
Net investment income (loss)A	.309	.684	1.029	.884	.756
Net realized and unrealized gain (loss)	4.009	3.226	1.594	.494	2.008
Total from investment operations	4.318	3.910	2.623	1.378	2.764
Distributions from net investment income	(.329)	(.776)	(1.047)	(.853)	(.717)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(1.238)	(1.210)	(2.433)	(4.828)	(.784)
Net asset value, end of period	$63.52	$60.44	$57.74	$57.55	$61.00
Total ReturnB,C	7.21%	6.86%	4.78%	2.35%	4.73%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.70%	.70%	.71%	.71%G	.32%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.71%G	.32%
Expenses net of all reductions	.70%	.70%	.71%	.71%G	.32%
Net investment income (loss)	.50%	1.18%	1.83%	1.51%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$716	$453	$177	$147	$287
Portfolio turnover rateF	31%	62%H	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.42	$57.73	$57.54	$61.00	$59.01
Income from Investment Operations
Net investment income (loss)A	.464	.829	1.170	1.024	.905
Net realized and unrealized gain (loss)	4.011	3.220	1.589	.512	2.003
Total from investment operations	4.475	4.049	2.759	1.536	2.908
Distributions from net investment income	(.466)	(.925)	(1.183)	(1.021)	(.851)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(1.375)	(1.359)	(2.569)	(4.996)	(.918)
Net asset value, end of period	$63.52	$60.42	$57.73	$57.54	$61.00
Total ReturnB	7.48%	7.12%	5.04%	2.63%	4.98%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.45%	.45%	.46%	.47%	.07%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.47%	.07%
Expenses net of all reductions	.45%	.45%	.46%	.46%	.07%
Net investment income (loss)	.75%	1.43%	2.08%	1.76%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$19,995	$13,965	$6,060	$6,734	$10,828
Portfolio turnover rateE	31%	62%F	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.43	$57.81
Income from Investment Operations
Net investment income (loss)B	.526	.889
Net realized and unrealized gain (loss)	4.010	3.146
Total from investment operations	4.536	4.035
Distributions from net investment income	(.517)	(.981)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.426)	(1.415)
Net asset value, end of period	$63.54	$60.43
Total Return	7.59%	7.09%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%
Expenses net of all reductions	.35%	.35%
Net investment income (loss)	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$115	$107
Portfolio turnover rateF	31%	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.42	$57.81
Income from Investment Operations
Net investment income (loss)B	.588	.941
Net realized and unrealized gain (loss)	4.005	3.151
Total from investment operations	4.593	4.092
Distributions from net investment income	(.554)	(1.048)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.463)	(1.482)
Net asset value, end of period	$63.55	$60.42
Total Return	7.69%	7.20%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%
Expenses net of all reductions	.25%	.25%
Net investment income (loss)	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$539	$434
Portfolio turnover rateF	31%	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.48	$57.71	$57.52	$60.99	$58.99
Income from Investment Operations
Net investment income (loss)A	.464	.828	1.167	1.025	.906
Net realized and unrealized gain (loss)	4.011	3.233	1.593	.500	2.013
Total from investment operations	4.475	4.061	2.760	1.525	2.919
Distributions from net investment income	(.466)	(.857)	(1.184)	(1.020)	(.852)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(1.375)	(1.291)	(2.570)	(4.995)	(.919)
Net asset value, end of period	$63.58	$60.48	$57.71	$57.52	$60.99
Total ReturnB	7.48%	7.14%	5.04%	2.62%	5.01%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.45%	.45%	.46%	.46%F	.07%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%F	.07%
Expenses net of all reductions	.45%	.45%	.46%	.46%F	.07%
Net investment income (loss)	.75%	1.43%	2.08%	1.76%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$270	$300	$96	$61	$94
Portfolio turnover rateE	31%	62%G	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.41	$57.79
Income from Investment Operations
Net investment income (loss)B	.588	.947
Net realized and unrealized gain (loss)	4.008	3.145
Total from investment operations	4.596	4.092
Distributions from net investment income	(.577)	(1.038)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.486)	(1.472)
Net asset value, end of period	$63.52	$60.41
Total Return	7.69%	7.20%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%
Expenses net of all reductions	.25%	.25%
Net investment income (loss)	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$115	$107
Portfolio turnover rateF	31%	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Corporate Bond Fund	8.0
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Government Money Market Fund 0.07%	4.3
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.4%
International Equity Funds	14.8%
Bond Funds	52.8%
Short-Term Funds	20.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 12.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,534	$165,049
Fidelity Series Commodity Strategy Fund (a)	36,911	208,548
Fidelity Series Large Cap Growth Index Fund (a)	5,795	105,291
Fidelity Series Large Cap Stock Fund (a)	5,863	115,906
Fidelity Series Large Cap Value Index Fund (a)	14,401	224,375
Fidelity Series Small Cap Opportunities Fund (a)	3,080	55,682
Fidelity Series Value Discovery Fund (a)	4,853	82,452
TOTAL DOMESTIC EQUITY FUNDS
(Cost $703,461)		957,303

International Equity Funds - 14.8%
Fidelity Series Canada Fund (a)	4,484	62,904
Fidelity Series Emerging Markets Fund (a)	4,423	49,667
Fidelity Series Emerging Markets Opportunities Fund (a)	18,499	462,107
Fidelity Series International Growth Fund (a)	7,452	150,155
Fidelity Series International Index Fund (a)	5,022	62,272
Fidelity Series International Small Cap Fund (a)	2,267	52,722
Fidelity Series International Value Fund (a)	13,237	148,917
Fidelity Series Overseas Fund (a)	10,600	150,520
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $864,970)		1,139,264

Bond Funds - 52.8%
Fidelity Series Corporate Bond Fund (a)	54,818	618,891
Fidelity Series Emerging Markets Debt Fund (a)	4,490	41,887
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,314	13,557
Fidelity Series Floating Rate High Income Fund (a)	875	8,062
Fidelity Series Government Bond Index Fund (a)	72,627	781,464
Fidelity Series High Income Fund (a)	5,075	48,672
Fidelity Series Inflation-Protected Bond Index Fund (a)	75,838	851,662
Fidelity Series International Credit Fund (a)	607	6,175
Fidelity Series Investment Grade Bond Fund (a)	72,032	852,859
Fidelity Series Investment Grade Securitized Fund (a)	56,461	588,327
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,901	232,966
Fidelity Series Real Estate Income Fund (a)	2,495	29,365
TOTAL BOND FUNDS
(Cost $3,785,549)		4,073,887

Short-Term Funds - 20.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	331,584	331,584
Fidelity Series Short-Term Credit Fund (a)	27,894	283,966
Fidelity Series Treasury Bill Index Fund (a)	92,326	923,262
TOTAL SHORT-TERM FUNDS
(Cost $1,533,587)		1,538,812
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,887,567)		7,709,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167)
NET ASSETS - 100%		$7,709,099

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$187,832	$112,595	$146,771	$62,180	$5,648	$5,745	$165,049
Fidelity Series Canada Fund	52,774	21,551	29,470	1,133	2,768	15,281	62,904
Fidelity Series Commodity Strategy Fund	197,167	62,382	121,024	916	(3,535)	73,558	208,548
Fidelity Series Corporate Bond Fund	649,552	186,020	205,106	24,201	(597)	(10,978)	618,891
Fidelity Series Emerging Markets Debt Fund	52,451	8,677	20,080	2,140	(1,715)	2,554	41,887
Fidelity Series Emerging Markets Debt Local Currency Fund	--	17,170	3,866	217	47	206	13,557
Fidelity Series Emerging Markets Fund	62,004	11,720	37,180	924	3,813	9,310	49,667
Fidelity Series Emerging Markets Opportunities Fund	565,776	144,203	365,597	17,639	60,075	57,650	462,107
Fidelity Series Floating Rate High Income Fund	10,459	1,636	4,559	401	(131)	657	8,062
Fidelity Series Government Bond Index Fund	768,214	267,726	210,358	20,873	(3,600)	(40,518)	781,464
Fidelity Series Government Money Market Fund 0.07%	53,058	819,971	541,445	204	--	--	331,584
Fidelity Series High Income Fund	55,302	9,539	18,453	2,772	(383)	2,667	48,672
Fidelity Series Inflation-Protected Bond Index Fund	847,006	193,358	239,154	10,847	5,245	45,207	851,662
Fidelity Series International Credit Fund	5,896	405	--	404	--	(126)	6,175
Fidelity Series International Growth Fund	139,876	71,726	78,747	20,093	6,788	10,512	150,155
Fidelity Series International Index Fund	57,430	19,995	29,486	1,120	3,192	11,141	62,272
Fidelity Series International Small Cap Fund	46,937	11,913	22,660	437	3,011	13,521	52,722
Fidelity Series International Value Fund	139,434	56,455	86,416	3,928	36	39,408	148,917
Fidelity Series Investment Grade Bond Fund	857,060	282,095	250,345	51,276	(2,249)	(33,702)	852,859
Fidelity Series Investment Grade Securitized Fund	579,334	187,733	164,619	16,946	(859)	(13,262)	588,327
Fidelity Series Large Cap Growth Index Fund	128,909	37,088	96,119	2,164	12,644	22,769	105,291
Fidelity Series Large Cap Stock Fund	131,752	41,649	100,037	7,656	10,277	32,265	115,906
Fidelity Series Large Cap Value Index Fund	249,520	77,313	182,144	5,310	21,176	58,510	224,375
Fidelity Series Long-Term Treasury Bond Index Fund	182,310	154,594	66,945	18,717	(3,664)	(33,329)	232,966
Fidelity Series Overseas Fund	140,153	49,311	76,449	1,606	10,900	26,605	150,520
Fidelity Series Real Estate Income Fund	31,209	5,645	12,760	1,601	(186)	5,457	29,365
Fidelity Series Short-Term Credit Fund	349,334	91,022	153,900	6,401	2,019	(4,509)	283,966
Fidelity Series Small Cap Opportunities Fund	62,936	13,818	43,969	1,366	10,819	12,078	55,682
Fidelity Series Treasury Bill Index Fund	1,188,717	292,514	556,781	1,580	162	(1,350)	923,262
Fidelity Series Value Discovery Fund	89,027	27,583	66,089	2,032	5,465	26,466	82,452
	$7,881,429	$3,277,407	$3,930,529	$287,084	$147,166	$333,793	$7,709,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$957,303	$957,303	$--	$--
International Equity Funds	1,139,264	1,139,264	--	--
Bond Funds	4,073,887	4,073,887	--	--
Short-Term Funds	1,538,812	1,538,812	--	--
Total Investments in Securities:	$7,709,266	$7,709,266	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,887,567)	$7,709,266
Total Investment in Securities (cost $6,887,567)		$7,709,266
Cash		56
Receivable for investments sold		42,479
Total assets		7,751,801
Liabilities
Payable for investments purchased	$39,433
Payable for fund shares redeemed	300
Accrued management fee	2,887
Distribution and service plan fees payable	82
Total liabilities		42,702
Net Assets		$7,709,099
Net Assets consist of:
Paid in capital		$6,733,899
Total accumulated earnings (loss)		975,200
Net Assets		$7,709,099
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($394,166 ÷ 6,316.00 shares)(a)		$62.41
Maximum offering price per share (100/94.25 of $62.41)		$66.22
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($6,727,705 ÷ 107,688.00 shares)		$62.47
Class K:
Net Asset Value, offering price and redemption price per share ($118,102 ÷ 1,891.00 shares)		$62.45
Class K6:
Net Asset Value, offering price and redemption price per share ($173,580 ÷ 2,779.00 shares)		$62.46
Class I:
Net Asset Value, offering price and redemption price per share ($112,516 ÷ 1,801.37 shares)		$62.46
Class Z6:
Net Asset Value, offering price and redemption price per share ($183,030 ÷ 2,930.88 shares)		$62.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$101,464
Expenses
Management fee	$35,815
Distribution and service plan fees	689
Independent trustees' fees and expenses	23
Total expenses		36,527
Net investment income (loss)		64,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	147,166
Capital gain distributions from underlying funds:
Affiliated issuers	185,620
Total net realized gain (loss)		332,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	333,793
Total change in net unrealized appreciation (depreciation)		333,793
Net gain (loss)		666,579
Net increase (decrease) in net assets resulting from operations		$731,516

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,937	$149,437
Net realized gain (loss)	332,786	148,649
Change in net unrealized appreciation (depreciation)	333,793	290,801
Net increase (decrease) in net assets resulting from operations	731,516	588,887
Distributions to shareholders	(260,185)	(280,214)
Share transactions - net increase (decrease)	(643,530)	(1,830,376)
Total increase (decrease) in net assets	(172,199)	(1,521,703)
Net Assets
Beginning of period	7,881,298	9,403,001
End of period	$7,709,099	$7,881,298

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.79	$56.34	$56.78	$63.87	$60.07
Income from Investment Operations
Net investment income (loss)A	.342	.777	.979	.808	.789
Net realized and unrealized gain (loss)	5.126	3.204	1.401	1.278	4.240
Total from investment operations	5.468	3.981	2.380	2.086	5.029
Distributions from net investment income	(.379)	(.812)	(1.001)	(.794)	(.754)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(1.848)	(1.531)	(2.820)	(9.176)	(1.229)
Net asset value, end of period	$62.41	$58.79	$56.34	$56.78	$63.87
Total ReturnB,C	9.46%	7.19%	4.47%	3.60%	8.51%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.71%	.71%	.75%	.78%	.33%
Expenses net of fee waivers, if any	.71%	.71%	.75%	.78%	.33%
Expenses net of all reductions	.71%	.71%	.75%	.78%	.33%
Net investment income (loss)	.56%	1.37%	1.78%	1.40%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$394	$188	$202	$133	$136
Portfolio turnover rateF	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.37	$56.80	$63.88	$60.07
Income from Investment Operations
Net investment income (loss)A	.493	.920	1.113	.955	.942
Net realized and unrealized gain (loss)	5.129	3.204	1.402	1.280	4.236
Total from investment operations	5.622	4.124	2.515	2.235	5.178
Distributions from net investment income	(.503)	(.955)	(1.126)	(.933)	(.893)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(1.972)	(1.674)	(2.945)	(9.315)	(1.368)
Net asset value, end of period	$62.47	$58.82	$56.37	$56.80	$63.88
Total ReturnB	9.73%	7.46%	4.73%	3.87%	8.78%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.46%	.46%	.50%	.53%	.08%
Expenses net of fee waivers, if any	.46%	.46%	.50%	.53%	.08%
Expenses net of all reductions	.46%	.46%	.50%	.53%	.08%
Net investment income (loss)	.81%	1.62%	2.02%	1.65%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,728	$7,144	$9,091	$9,054	$11,140
Portfolio turnover rateE	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.81	$56.39
Income from Investment Operations
Net investment income (loss)B	.554	.976
Net realized and unrealized gain (loss)	5.122	3.182
Total from investment operations	5.676	4.158
Distributions from net investment income	(.567)	(1.019)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(2.036)	(1.738)
Net asset value, end of period	$62.45	$58.81
Total ReturnC	9.83%	7.52%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%
Expenses net of all reductions	.36%	.36%
Net investment income (loss)	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$118	$108
Portfolio turnover rateG	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.39
Income from Investment Operations
Net investment income (loss)B	.615	1.029
Net realized and unrealized gain (loss)	5.120	3.191
Total from investment operations	5.735	4.220
Distributions from net investment income	(.626)	(1.071)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(2.095)	(1.790)
Net asset value, end of period	$62.46	$58.82
Total ReturnC	9.94%	7.64%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%
Expenses net of all reductions	.26%	.26%
Net investment income (loss)	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$174	$160
Portfolio turnover rateG	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.36	$56.79	$63.88	$60.07
Income from Investment Operations
Net investment income (loss)A	.493	.919	1.105	.950	.942
Net realized and unrealized gain (loss)	5.120	3.213	1.414	1.280	4.238
Total from investment operations	5.613	4.132	2.519	2.230	5.180
Distributions from net investment income	(.504)	(.953)	(1.130)	(.938)	(.895)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(1.973)	(1.672)	(2.949)	(9.320)	(1.370)
Net asset value, end of period	$62.46	$58.82	$56.36	$56.79	$63.88
Total ReturnB	9.72%	7.47%	4.74%	3.86%	8.78%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.46%	.46%	.50%	.53%	.08%
Expenses net of fee waivers, if any	.46%	.46%	.50%	.53%	.08%
Expenses net of all reductions	.46%	.46%	.50%	.53%	.08%
Net investment income (loss)	.81%	1.62%	2.03%	1.65%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$113	$110	$35	$33
Portfolio turnover rateE	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.81	$56.38
Income from Investment Operations
Net investment income (loss)B	.614	1.029
Net realized and unrealized gain (loss)	5.122	3.191
Total from investment operations	5.736	4.220
Distributions from net investment income	(.627)	(1.071)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(2.096)	(1.790)
Net asset value, end of period	$62.45	$58.81
Total ReturnC	9.94%	7.64%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%
Expenses net of all reductions	.26%	.26%
Net investment income (loss)	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$183	$169
Portfolio turnover rateG	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.2
Fidelity Series Inflation-Protected Bond Index Fund	9.7
Fidelity Series Treasury Bill Index Fund	9.5
Fidelity Series Government Bond Index Fund	9.3
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Large Cap Value Index Fund	4.4
Fidelity Series Government Money Market Fund 0.07%	3.4
Fidelity Series Blue Chip Growth Fund	3.2
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	18.1%
Bond Funds	48.6%
Short-Term Funds	15.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	14,950	$289,125
Fidelity Series Commodity Strategy Fund (a)	42,738	241,470
Fidelity Series Large Cap Growth Index Fund (a)	10,151	184,445
Fidelity Series Large Cap Stock Fund (a)	10,270	203,037
Fidelity Series Large Cap Value Index Fund (a)	25,227	393,040
Fidelity Series Small Cap Opportunities Fund (a)	5,395	97,537
Fidelity Series Value Discovery Fund (a)	8,501	144,435
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,150,643)		1,553,089

International Equity Funds - 18.1%
Fidelity Series Canada Fund (a)	6,708	94,119
Fidelity Series Emerging Markets Fund (a)	6,026	67,670
Fidelity Series Emerging Markets Opportunities Fund (a)	24,540	613,000
Fidelity Series International Growth Fund (a)	11,125	224,175
Fidelity Series International Index Fund (a)	7,514	93,177
Fidelity Series International Small Cap Fund (a)	3,379	78,585
Fidelity Series International Value Fund (a)	19,763	222,330
Fidelity Series Overseas Fund (a)	15,825	224,717
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,226,392)		1,617,773

Bond Funds - 48.6%
Fidelity Series Corporate Bond Fund (a)	58,633	661,972
Fidelity Series Emerging Markets Debt Fund (a)	5,242	48,903
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,552	16,020
Fidelity Series Floating Rate High Income Fund (a)	1,020	9,394
Fidelity Series Government Bond Index Fund (a)	77,493	833,826
Fidelity Series High Income Fund (a)	5,877	56,358
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,897	863,559
Fidelity Series International Credit Fund (a)	264	2,685
Fidelity Series Investment Grade Bond Fund (a)	77,041	912,167
Fidelity Series Investment Grade Securitized Fund (a)	60,345	628,793
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,150	269,756
Fidelity Series Real Estate Income Fund (a)	2,889	34,002
TOTAL BOND FUNDS
(Cost $4,135,046)		4,337,435

Short-Term Funds - 15.9%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	304,584	304,584
Fidelity Series Short-Term Credit Fund (a)	25,647	261,084
Fidelity Series Treasury Bill Index Fund (a)	84,877	848,774
TOTAL SHORT-TERM FUNDS
(Cost $1,410,683)		1,414,442
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,922,764)		8,922,739
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450)
NET ASSETS - 100%		$8,922,289

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$236,160	$174,781	$139,617	$87,022	$2,755	$15,046	$289,125
Fidelity Series Canada Fund	59,736	36,541	25,591	1,443	830	22,603	94,119
Fidelity Series Commodity Strategy Fund	169,680	90,939	89,413	864	842	69,422	241,470
Fidelity Series Corporate Bond Fund	515,219	274,606	120,867	21,914	(938)	(6,048)	661,972
Fidelity Series Emerging Markets Debt Fund	44,112	16,767	12,725	2,123	(489)	1,238	48,903
Fidelity Series Emerging Markets Debt Local Currency Fund	--	18,090	2,308	216	(2)	240	16,020
Fidelity Series Emerging Markets Fund	59,972	26,709	32,117	1,006	1,818	11,288	67,670
Fidelity Series Emerging Markets Opportunities Fund	546,722	243,060	294,784	19,149	24,020	93,982	613,000
Fidelity Series Floating Rate High Income Fund	9,293	3,396	3,801	407	(75)	581	9,394
Fidelity Series Government Bond Index Fund	609,378	370,193	109,982	18,477	(2,025)	(33,738)	833,826
Fidelity Series Government Money Market Fund 0.07%	153,729	547,715	396,860	342	--	--	304,584
Fidelity Series High Income Fund	48,442	18,805	13,230	2,793	(65)	2,406	56,358
Fidelity Series Inflation-Protected Bond Index Fund	640,264	293,198	116,156	9,252	186	46,067	863,559
Fidelity Series International Credit Fund	2,563	167	--	176	10	(55)	2,685
Fidelity Series International Growth Fund	158,331	108,141	65,891	25,604	958	22,636	224,175
Fidelity Series International Index Fund	65,010	35,918	25,903	1,428	828	17,324	93,177
Fidelity Series International Small Cap Fund	53,133	24,221	20,242	556	1,120	20,353	78,585
Fidelity Series International Value Fund	157,835	94,471	79,551	5,007	229	49,346	222,330
Fidelity Series Investment Grade Bond Fund	679,797	399,287	138,553	45,133	(2,234)	(26,130)	912,167
Fidelity Series Investment Grade Securitized Fund	459,586	270,316	89,465	14,761	(896)	(10,748)	628,793
Fidelity Series Large Cap Growth Index Fund	162,050	61,552	91,224	3,231	7,039	45,028	184,445
Fidelity Series Large Cap Stock Fund	165,650	76,147	100,462	10,057	6,978	54,724	203,037
Fidelity Series Large Cap Value Index Fund	313,704	143,270	178,218	7,594	10,808	103,476	393,040
Fidelity Series Long-Term Treasury Bond Index Fund	156,874	188,352	43,601	18,069	(3,864)	(28,005)	269,756
Fidelity Series Overseas Fund	158,643	84,615	68,021	2,046	2,823	46,657	224,717
Fidelity Series Real Estate Income Fund	27,974	11,109	10,458	1,602	(62)	5,439	34,002
Fidelity Series Short-Term Credit Fund	211,091	79,161	27,573	4,282	154	(1,749)	261,084
Fidelity Series Small Cap Opportunities Fund	79,129	32,567	46,279	1,932	5,942	26,178	97,537
Fidelity Series Treasury Bill Index Fund	724,826	255,729	131,058	1,020	(325)	(398)	848,774
Fidelity Series Value Discovery Fund	111,933	50,665	63,839	2,907	3,903	41,773	144,435
	$6,780,836	$4,030,488	$2,537,789	$310,413	$60,268	$588,936	$8,922,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,553,089	$1,553,089	$--	$--
International Equity Funds	1,617,773	1,617,773	--	--
Bond Funds	4,337,435	4,337,435	--	--
Short-Term Funds	1,414,442	1,414,442	--	--
Total Investments in Securities:	$8,922,739	$8,922,739	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,922,764)	$8,922,739
Total Investment in Securities (cost $7,922,764)		$8,922,739
Cash		5
Receivable for investments sold		54,994
Receivable for fund shares sold		2,000
Total assets		8,979,738
Liabilities
Payable for investments purchased	$48,766
Payable for fund shares redeemed	4,973
Accrued management fee	3,406
Distribution and service plan fees payable	304
Total liabilities		57,449
Net Assets		$8,922,289
Net Assets consist of:
Paid in capital		$7,829,528
Total accumulated earnings (loss)		1,092,761
Net Assets		$8,922,289
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,460,982 ÷ 24,143.16 shares)(a)		$60.51
Maximum offering price per share (100/94.25 of $60.51)		$64.20
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($6,735,916 ÷ 111,229.00 shares)		$60.56
Class K:
Net Asset Value, offering price and redemption price per share ($121,706 ÷ 2,010.00 shares)		$60.55
Class K6:
Net Asset Value, offering price and redemption price per share ($203,962 ÷ 3,367.84 shares)		$60.56
Class I:
Net Asset Value, offering price and redemption price per share ($277,773 ÷ 4,585.68 shares)		$60.57
Class Z6:
Net Asset Value, offering price and redemption price per share ($121,950 ÷ 2,013.00 shares)		$60.58

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$104,006
Expenses
Management fee	$37,086
Distribution and service plan fees	3,677
Independent trustees' fees and expenses	22
Total expenses		40,785
Net investment income (loss)		63,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	60,268
Capital gain distributions from underlying funds:
Affiliated issuers	206,407
Total net realized gain (loss)		266,675
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	588,936
Total change in net unrealized appreciation (depreciation)		588,936
Net gain (loss)		855,611
Net increase (decrease) in net assets resulting from operations		$918,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,221	$92,974
Net realized gain (loss)	266,675	87,217
Change in net unrealized appreciation (depreciation)	588,936	298,575
Net increase (decrease) in net assets resulting from operations	918,832	478,766
Distributions to shareholders	(244,092)	(177,176)
Share transactions - net increase (decrease)	1,466,878	1,860,533
Total increase (decrease) in net assets	2,141,618	2,162,123
Net Assets
Beginning of period	6,780,671	4,618,548
End of period	$8,922,289	$6,780,671

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.51	$53.13	$53.98	$64.42	$59.82
Income from Investment Operations
Net investment income (loss)A	.335	.690	.887	.739	.798
Net realized and unrealized gain (loss)	6.385	3.244	1.236	1.737	4.786
Total from investment operations	6.720	3.934	2.123	2.476	5.584
Distributions from net investment income	(.369)	(.769)	(.884)	(.726)	(.755)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(1.720)	(1.554)	(2.973)	(12.916)	(.984)
Net asset value, end of period	$60.51	$55.51	$53.13	$53.98	$64.42
Total ReturnB,C	12.31%	7.54%	4.26%	4.46%	9.45%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.72%	.72%	.78%	.83%	.33%
Expenses net of fee waivers, if any	.72%	.72%	.78%	.83%	.33%
Expenses net of all reductions	.72%	.72%	.78%	.82%	.33%
Net investment income (loss)	.58%	1.30%	1.71%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,461	$1,024	$244	$246	$289
Portfolio turnover rateF	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.53	$53.11	$53.97	$64.41	$59.81
Income from Investment Operations
Net investment income (loss)A	.481	.825	1.017	.879	.950
Net realized and unrealized gain (loss)	6.395	3.250	1.226	1.740	4.778
Total from investment operations	6.876	4.075	2.243	2.619	5.728
Distributions from net investment income	(.495)	(.870)	(1.014)	(.869)	(.899)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(1.846)	(1.655)	(3.103)	(13.059)	(1.128)
Net asset value, end of period	$60.56	$55.53	$53.11	$53.97	$64.41
Total ReturnB	12.60%	7.83%	4.50%	4.73%	9.71%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.47%	.47%	.53%	.58%	.08%
Expenses net of fee waivers, if any	.47%	.47%	.53%	.58%	.08%
Expenses net of all reductions	.47%	.47%	.53%	.57%	.08%
Net investment income (loss)	.83%	1.55%	1.96%	1.59%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,736	$5,155	$4,087	$3,714	$4,885
Portfolio turnover rateE	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.52	$53.08
Income from Investment Operations
Net investment income (loss)B	.539	.879
Net realized and unrealized gain (loss)	6.392	3.270
Total from investment operations	6.931	4.149
Distributions from net investment income	(.550)	(.924)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.901)	(1.709)
Net asset value, end of period	$60.55	$55.52
Total Return	12.71%	7.98%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%
Expenses net of all reductions	.37%	.37%
Net investment income (loss)	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$122	$108
Portfolio turnover rateF	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.53	$53.08
Income from Investment Operations
Net investment income (loss)B	.597	.932
Net realized and unrealized gain (loss)	6.391	3.274
Total from investment operations	6.988	4.206
Distributions from net investment income	(.607)	(.971)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.958)	(1.756)
Net asset value, end of period	$60.56	$55.53
Total Return	12.82%	8.09%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%
Expenses net of all reductions	.27%	.27%
Net investment income (loss)	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$204	$112
Portfolio turnover rateF	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.54	$53.12	$53.98	$64.42	$59.81
Income from Investment Operations
Net investment income (loss)A	.481	.827	1.015	.877	.951
Net realized and unrealized gain (loss)	6.390	3.242	1.227	1.742	4.788
Total from investment operations	6.871	4.069	2.242	2.619	5.739
Distributions from net investment income	(.490)	(.864)	(1.013)	(.869)	(.900)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(1.841)	(1.649)	(3.102)	(13.059)	(1.129)
Net asset value, end of period	$60.57	$55.54	$53.12	$53.98	$64.42
Total ReturnB	12.59%	7.81%	4.50%	4.73%	9.73%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.47%	.47%	.53%	.58%	.08%
Expenses net of fee waivers, if any	.47%	.47%	.53%	.58%	.08%
Expenses net of all reductions	.47%	.47%	.53%	.57%	.08%
Net investment income (loss)	.83%	1.55%	1.97%	1.59%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$278	$274	$287	$185	$252
Portfolio turnover rateE	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.55	$53.09
Income from Investment Operations
Net investment income (loss)B	.597	.932
Net realized and unrealized gain (loss)	6.390	3.276
Total from investment operations	6.987	4.208
Distributions from net investment income	(.606)	(.963)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.957)	(1.748)
Net asset value, end of period	$60.58	$55.55
Total Return	12.81%	8.09%C
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%
Expenses net of all reductions	.27%	.27%
Net investment income (loss)	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$122	$108
Portfolio turnover rateF	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Government Bond Index Fund	8.6
Fidelity Series Inflation-Protected Bond Index Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Treasury Bill Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Blue Chip Growth Fund	4.3
Fidelity Series Overseas Fund	3.1
67.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.2%
International Equity Funds	21.3%
Bond Funds	44.8%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 22.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	29,599	$572,453
Fidelity Series Commodity Strategy Fund (a)	63,911	361,100
Fidelity Series Large Cap Growth Index Fund (a)	20,098	365,184
Fidelity Series Large Cap Stock Fund (a)	20,335	402,019
Fidelity Series Large Cap Value Index Fund (a)	49,943	778,109
Fidelity Series Small Cap Opportunities Fund(a)	10,681	193,119
Fidelity Series Value Discovery Fund (a)	16,832	285,980
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,343,056)		2,957,964

International Equity Funds - 21.3%
Fidelity Series Canada Fund (a)	12,180	170,880
Fidelity Series Emerging Markets Fund (a)	10,131	113,777
Fidelity Series Emerging Markets Opportunities Fund (a)	41,198	1,029,116
Fidelity Series International Growth Fund (a)	20,189	406,816
Fidelity Series International Index Fund (a)	13,642	169,158
Fidelity Series International Small Cap Fund (a)	6,131	142,609
Fidelity Series International Value Fund (a)	35,865	403,483
Fidelity Series Overseas Fund (a)	28,717	407,786
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,318,461)		2,843,625

Bond Funds - 44.8%
Fidelity Series Corporate Bond Fund (a)	80,579	909,734
Fidelity Series Emerging Markets Debt Fund (a)	7,842	73,167
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,346	24,215
Fidelity Series Floating Rate High Income Fund (a)	1,559	14,358
Fidelity Series Government Bond Index Fund (a)	106,781	1,148,964
Fidelity Series High Income Fund (a)	8,787	84,265
Fidelity Series Inflation-Protected Bond Index Fund (a)	101,996	1,145,419
Fidelity Series International Credit Fund (a)	212	2,151
Fidelity Series Investment Grade Bond Fund (a)	105,884	1,253,672
Fidelity Series Investment Grade Securitized Fund (a)	82,979	864,637
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,575	403,340
Fidelity Series Real Estate Income Fund (a)	4,320	50,843
TOTAL BOND FUNDS
(Cost $5,765,022)		5,974,765

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	335,922	335,922
Fidelity Series Short-Term Credit Fund (a)	28,298	288,074
Fidelity Series Treasury Bill Index Fund (a)	93,608	936,079
TOTAL SHORT-TERM FUNDS
(Cost $1,557,038)		1,560,075
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,983,577)		13,336,429
NET OTHER ASSETS (LIABILITIES) - 0.0%		(329)
NET ASSETS - 100%		$13,336,100

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$325,836	$418,915	$212,966	$117,259	$8,786	$31,882	$572,453
Fidelity Series Canada Fund	77,816	99,349	40,590	1,972	713	33,592	170,880
Fidelity Series Commodity Strategy Fund	179,785	216,655	120,442	857	2,073	83,029	361,100
Fidelity Series Corporate Bond Fund	502,160	559,810	149,885	23,109	(1,501)	(850)	909,734
Fidelity Series Emerging Markets Debt Fund	45,785	41,385	15,015	2,491	(346)	1,358	73,167
Fidelity Series Emerging Markets Debt Local Currency Fund	--	27,061	3,100	249	(26)	280	24,215
Fidelity Series Emerging Markets Fund	70,263	71,544	42,099	1,237	648	13,421	113,777
Fidelity Series Emerging Markets Opportunities Fund	639,855	652,506	392,400	23,496	6,604	122,551	1,029,116
Fidelity Series Floating Rate High Income Fund	9,929	8,647	4,768	481	(70)	620	14,358
Fidelity Series Government Bond Index Fund	593,945	735,772	148,953	18,697	(3,045)	(28,755)	1,148,964
Fidelity Series Government Money Market Fund 0.07%	165,306	627,174	456,558	344	--	--	335,922
Fidelity Series High Income Fund	51,577	46,623	16,800	3,302	82	2,783	84,265
Fidelity Series Inflation-Protected Bond Index Fund	600,085	645,927	154,164	9,199	(383)	53,954	1,145,419
Fidelity Series International Credit Fund	2,054	141	--	141	--	(44)	2,151
Fidelity Series International Growth Fund	206,264	279,889	117,197	34,999	1,482	36,378	406,816
Fidelity Series International Index Fund	84,693	100,347	41,656	1,951	665	25,109	169,158
Fidelity Series International Small Cap Fund	69,217	70,069	27,649	759	540	30,432	142,609
Fidelity Series International Value Fund	205,621	256,347	127,950	6,845	719	68,746	403,483
Fidelity Series Investment Grade Bond Fund	662,565	792,076	178,204	45,200	(2,844)	(19,921)	1,253,672
Fidelity Series Investment Grade Securitized Fund	447,961	547,882	121,026	14,467	(1,042)	(9,138)	864,637
Fidelity Series Large Cap Growth Index Fund	223,559	197,524	138,547	4,949	3,825	78,823	365,184
Fidelity Series Large Cap Stock Fund	228,550	241,509	161,805	14,179	5,653	88,112	402,019
Fidelity Series Large Cap Value Index Fund	432,809	451,704	278,792	11,042	7,402	164,986	778,109
Fidelity Series Long-Term Treasury Bond Index Fund	166,208	321,763	54,229	20,373	(4,728)	(25,674)	403,340
Fidelity Series Overseas Fund	206,669	242,399	115,119	2,796	1,653	72,184	407,786
Fidelity Series Real Estate Income Fund	30,431	27,606	13,791	1,733	(96)	6,693	50,843
Fidelity Series Short-Term Credit Fund	149,594	154,287	14,666	3,394	126	(1,267)	288,074
Fidelity Series Small Cap Opportunities Fund	109,176	107,917	70,197	2,713	2,352	43,871	193,119
Fidelity Series Treasury Bill Index Fund	541,023	454,723	59,126	803	(152)	(389)	936,079
Fidelity Series Value Discovery Fund	154,438	161,972	98,942	4,228	2,835	65,677	285,980
	$7,183,174	$8,559,523	$3,376,636	$373,265	$31,925	$938,443	$13,336,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,957,964	$2,957,964	$--	$--
International Equity Funds	2,843,625	2,843,625	--	--
Bond Funds	5,974,765	5,974,765	--	--
Short-Term Funds	1,560,075	1,560,075	--	--
Total Investments in Securities:	$13,336,429	$13,336,429	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,983,577)	$13,336,429
Total Investment in Securities (cost $11,983,577)		$13,336,429
Cash		40
Receivable for investments sold		76,572
Receivable for fund shares sold		12,000
Total assets		13,425,041
Liabilities
Payable for investments purchased	$83,919
Accrued management fee	4,884
Distribution and service plan fees payable	138
Total liabilities		88,941
Net Assets		$13,336,100
Net Assets consist of:
Paid in capital		$11,935,450
Total accumulated earnings (loss)		1,400,650
Net Assets		$13,336,100
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($678,304 ÷ 11,337.19 shares)(a)		$59.83
Maximum offering price per share (100/94.25 of $59.83)		$63.48
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($11,459,690 ÷ 191,255.00 shares)		$59.92
Class K:
Net Asset Value, offering price and redemption price per share ($125,145 ÷ 2,088.03 shares)		$59.93
Class K6:
Net Asset Value, offering price and redemption price per share ($627,575 ÷ 10,471.00 shares)		$59.93
Class I:
Net Asset Value, offering price and redemption price per share ($319,991 ÷ 5,338.00 shares)		$59.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($125,395 ÷ 2,092.00 shares)		$59.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$123,815
Expenses
Management fee	$43,687
Distribution and service plan fees	1,202
Independent trustees' fees and expenses	25
Total expenses		44,914
Net investment income (loss)		78,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	31,925
Capital gain distributions from underlying funds:
Affiliated issuers	249,450
Total net realized gain (loss)		281,375
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	938,443
Total change in net unrealized appreciation (depreciation)		938,443
Net gain (loss)		1,219,818
Net increase (decrease) in net assets resulting from operations		$1,298,719

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,901	$89,508
Net realized gain (loss)	281,375	100,547
Change in net unrealized appreciation (depreciation)	938,443	293,610
Net increase (decrease) in net assets resulting from operations	1,298,719	483,665
Distributions to shareholders	(302,488)	(168,253)
Share transactions - net increase (decrease)	5,156,666	2,253,621
Total increase (decrease) in net assets	6,152,897	2,569,033
Net Assets
Beginning of period	7,183,203	4,614,170
End of period	$13,336,100	$7,183,203

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$51.34	$52.52	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A	.327	.639	.783	.676	.776
Net realized and unrealized gain (loss)	7.664	3.282	1.134	2.152	5.041
Total from investment operations	7.991	3.921	1.917	2.828	5.817
Distributions from net investment income	(.409)	(.754)	(.822)	(.685)	(.706)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(1.931)	(1.491)	(3.097)	(12.978)	(1.067)
Net asset value, end of period	$59.83	$53.77	$51.34	$52.52	$62.67
Total ReturnB,C	15.15%	7.76%	4.02%	5.29%	10.19%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.72%	.72%	.81%G	.87%	.34%
Expenses net of fee waivers, if any	.72%	.72%	.81%G	.87%	.34%
Expenses net of all reductions	.72%	.72%	.81%G	.87%	.34%
Net investment income (loss)	.57%	1.26%	1.57%	1.26%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$678	$155	$20	$17	$17
Portfolio turnover rateF	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.81	$51.35	$52.53	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A	.470	.777	.916	.818	.909
Net realized and unrealized gain (loss)	7.671	3.281	1.125	2.145	5.058
Total from investment operations	8.141	4.058	2.041	2.963	5.967
Distributions from net investment income	(.509)	(.861)	(.946)	(.810)	(.856)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(2.031)	(1.598)	(3.221)	(13.103)	(1.217)
Net asset value, end of period	$59.92	$53.81	$51.35	$52.53	$62.67
Total ReturnB	15.44%	8.04%	4.28%	5.56%	10.47%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.47%	.47%	.55%	.62%	.10%
Expenses net of fee waivers, if any	.47%	.47%	.55%	.62%	.10%
Expenses net of all reductions	.47%	.47%	.55%	.61%	.10%
Net investment income (loss)	.82%	1.51%	1.83%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$11,460	$6,193	$4,303	$3,139	$4,314
Portfolio turnover rateE	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.526	.829
Net realized and unrealized gain (loss)	7.661	3.357
Total from investment operations	8.187	4.186
Distributions from net investment income	(.555)	(.909)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.077)	(1.646)
Net asset value, end of period	$59.93	$53.82
Total ReturnC	15.53%	8.31%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%
Expenses net of all reductions	.37%	.37%
Net investment income (loss)	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$125	$108
Portfolio turnover rateG	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.584	.869
Net realized and unrealized gain (loss)	7.661	3.369
Total from investment operations	8.245	4.238
Distributions from net investment income	(.613)	(.961)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.135)	(1.698)
Net asset value, end of period	$59.93	$53.82
Total ReturnC	15.65%	8.42%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%
Expenses net of all reductions	.27%	.27%
Net investment income (loss)	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$628	$406
Portfolio turnover rateG	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.83	$51.35	$52.53	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A	.470	.779	.890	.812	.909
Net realized and unrealized gain (loss)	7.673	3.282	1.148	2.161	5.048
Total from investment operations	8.143	4.061	2.038	2.973	5.957
Distributions from net investment income	(.501)	(.844)	(.943)	(.820)	(.846)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(2.023)	(1.581)	(3.218)	(13.113)	(1.207)
Net asset value, end of period	$59.95	$53.83	$51.35	$52.53	$62.67
Total ReturnB	15.44%	8.05%	4.27%	5.58%	10.45%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.47%	.47%	.55%	.62%	.10%
Expenses net of fee waivers, if any	.47%	.47%	.55%	.62%	.10%
Expenses net of all reductions	.47%	.47%	.55%	.61%	.10%
Net investment income (loss)	.82%	1.51%	1.83%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$320	$212	$291	$28	$26
Portfolio turnover rateE	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.583	.881
Net realized and unrealized gain (loss)	7.669	3.352
Total from investment operations	8.252	4.233
Distributions from net investment income	(.610)	(.956)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.132)	(1.693)
Net asset value, end of period	$59.94	$53.82
Total ReturnC	15.66%	8.41%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%
Expenses net of all reductions	.27%	.27%
Net investment income (loss)	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$125	$108
Portfolio turnover rateG	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Government Bond Index Fund	8.0
Fidelity Series Inflation-Protected Bond Index Fund	7.5
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Large Cap Stock Fund	3.6
65.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.3%
International Equity Funds	24.1%
Bond Funds	41.6%
Short-Term Funds	8.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	159,682	$3,088,256
Fidelity Series Commodity Strategy Fund (a)	284,582	1,607,889
Fidelity Series Large Cap Growth Index Fund (a)	108,427	1,970,127
Fidelity Series Large Cap Stock Fund (a)	109,698	2,168,720
Fidelity Series Large Cap Value Index Fund (a)	269,450	4,198,036
Fidelity Series Small Cap Opportunities Fund (a)	57,623	1,041,815
Fidelity Series Value Discovery Fund (a)	90,803	1,542,742
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,201,876)		15,617,585

International Equity Funds - 24.1%
Fidelity Series Canada Fund (a)	62,419	875,741
Fidelity Series Emerging Markets Fund (a)	49,336	554,044
Fidelity Series Emerging Markets Opportunities Fund (a)	200,819	5,016,459
Fidelity Series International Growth Fund (a)	103,498	2,085,485
Fidelity Series International Index Fund (a)	69,918	866,979
Fidelity Series International Small Cap Fund (a)	31,427	730,992
Fidelity Series International Value Fund (a)	183,856	2,068,383
Fidelity Series Overseas Fund (a)	147,219	2,090,511
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,639,014)		14,288,594

Bond Funds - 41.6%
Fidelity Series Corporate Bond Fund (a)	333,885	3,769,558
Fidelity Series Emerging Markets Debt Fund (a)	34,859	325,232
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,376	107,076
Fidelity Series Floating Rate High Income Fund (a)	6,847	63,058
Fidelity Series Government Bond Index Fund (a)	442,491	4,761,207
Fidelity Series High Income Fund (a)	39,130	375,256
Fidelity Series Inflation-Protected Bond Index Fund (a)	397,426	4,463,097
Fidelity Series International Credit Fund (a)	1,411	14,348
Fidelity Series Investment Grade Bond Fund (a)	438,738	5,194,657
Fidelity Series Investment Grade Securitized Fund (a)	343,908	3,583,516
Fidelity Series Long-Term Treasury Bond Index Fund (a)	207,409	1,796,166
Fidelity Series Real Estate Income Fund (a)	19,236	226,409
TOTAL BOND FUNDS
(Cost $23,857,008)		24,679,580

Short-Term Funds - 8.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,030,062	1,030,062
Fidelity Series Short-Term Credit Fund (a)	86,737	882,979
Fidelity Series Treasury Bill Index Fund (a)	286,896	2,868,961
TOTAL SHORT-TERM FUNDS
(Cost $4,773,731)		4,782,002
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $52,471,629)		59,367,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,117)
NET ASSETS - 100%		$59,366,644

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,731,467	$2,163,729	$1,039,447	$671,318	$32,915	$199,592	$3,088,256
Fidelity Series Canada Fund	401,127	432,541	147,756	11,344	1,313	188,516	875,741
Fidelity Series Commodity Strategy Fund	807,064	843,446	449,471	4,032	11,234	395,616	1,607,889
Fidelity Series Corporate Bond Fund	2,114,210	2,141,341	473,908	101,600	(2,025)	(10,060)	3,769,558
Fidelity Series Emerging Markets Debt Fund	202,977	162,131	44,459	11,715	(1,034)	5,617	325,232
Fidelity Series Emerging Markets Debt Local Currency Fund	--	113,300	7,423	1,181	(15)	1,214	107,076
Fidelity Series Emerging Markets Fund	338,879	298,626	157,483	6,684	3,184	70,838	554,044
Fidelity Series Emerging Markets Opportunities Fund	3,084,268	2,774,163	1,508,712	126,496	22,058	644,682	5,016,459
Fidelity Series Floating Rate High Income Fund	44,057	33,937	17,520	2,259	(269)	2,853	63,058
Fidelity Series Government Bond Index Fund	2,500,644	2,826,486	424,069	81,507	(6,366)	(135,488)	4,761,207
Fidelity Series Government Money Market Fund 0.07%	375,792	2,019,115	1,364,845	1,110	--	--	1,030,062
Fidelity Series High Income Fund	229,634	185,579	53,428	15,601	231	13,240	375,256
Fidelity Series Inflation-Protected Bond Index Fund	2,381,863	2,254,187	394,631	39,852	(154)	221,832	4,463,097
Fidelity Series International Credit Fund	13,700	940	--	939	--	(292)	14,348
Fidelity Series International Growth Fund	1,063,076	1,284,211	462,010	201,344	(4,256)	204,464	2,085,485
Fidelity Series International Index Fund	436,593	442,083	153,257	11,225	889	140,671	866,979
Fidelity Series International Small Cap Fund	356,831	295,290	90,881	4,353	3,452	166,300	730,992
Fidelity Series International Value Fund	1,059,854	1,143,152	516,208	39,391	4,739	376,846	2,068,383
Fidelity Series Investment Grade Bond Fund	2,789,531	3,050,457	546,742	196,093	(5,961)	(92,628)	5,194,657
Fidelity Series Investment Grade Securitized Fund	1,886,018	2,097,518	356,284	62,935	(2,450)	(41,286)	3,583,516
Fidelity Series Large Cap Growth Index Fund	1,187,938	1,000,492	688,920	29,034	18,986	451,631	1,970,127
Fidelity Series Large Cap Stock Fund	1,214,524	1,091,640	675,830	79,586	19,784	518,602	2,168,720
Fidelity Series Large Cap Value Index Fund	2,299,823	2,037,143	1,120,543	65,656	18,318	963,295	4,198,036
Fidelity Series Long-Term Treasury Bond Index Fund	746,022	1,409,932	211,466	99,206	(19,669)	(128,653)	1,796,166
Fidelity Series Overseas Fund	1,065,166	1,072,383	452,659	16,080	5,612	400,009	2,090,511
Fidelity Series Real Estate Income Fund	132,690	106,676	43,832	8,235	(17)	30,892	226,409
Fidelity Series Short-Term Credit Fund	467,298	434,446	14,983	10,878	(34)	(3,748)	882,979
Fidelity Series Small Cap Opportunities Fund	580,227	487,968	293,939	15,892	10,122	257,437	1,041,815
Fidelity Series Treasury Bill Index Fund	1,881,686	1,094,241	105,085	2,763	(160)	(1,721)	2,868,961
Fidelity Series Value Discovery Fund	820,735	726,407	394,673	25,141	9,962	380,311	1,542,742
	$32,213,694	$34,023,560	$12,210,464	$1,943,450	$120,389	$5,220,582	$59,367,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$15,617,585	$15,617,585	$--	$--
International Equity Funds	14,288,594	14,288,594	--	--
Bond Funds	24,679,580	24,679,580	--	--
Short-Term Funds	4,782,002	4,782,002	--	--
Total Investments in Securities:	$59,367,761	$59,367,761	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $52,471,629)	$59,367,761
Total Investment in Securities (cost $52,471,629)		$59,367,761
Cash		380
Receivable for investments sold		349,771
Receivable for fund shares sold		33,575
Total assets		59,751,487
Liabilities
Payable for investments purchased	$360,576
Payable for fund shares redeemed	752
Accrued management fee	23,127
Distribution and service plan fees payable	388
Total liabilities		384,843
Net Assets		$59,366,644
Net Assets consist of:
Paid in capital		$52,059,577
Total accumulated earnings (loss)		7,307,067
Net Assets		$59,366,644
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,866,754 ÷ 29,776.33 shares)(a)		$62.69
Maximum offering price per share (100/94.25 of $62.69)		$66.51
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($55,127,373 ÷ 877,864.00 shares)		$62.80
Class K:
Net Asset Value, offering price and redemption price per share ($128,074 ÷ 2,038.78 shares)		$62.82
Class K6:
Net Asset Value, offering price and redemption price per share ($1,350,886 ÷ 21,509.00 shares)		$62.81
Class I:
Net Asset Value, offering price and redemption price per share ($765,228 ÷ 12,159.84 shares)		$62.93
Class Z6:
Net Asset Value, offering price and redemption price per share ($128,329 ÷ 2,040.00 shares)		$62.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$618,939
Expenses
Management fee	$216,349
Distribution and service plan fees	3,364
Independent trustees' fees and expenses	119
Total expenses		219,832
Net investment income (loss)		399,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	120,389
Capital gain distributions from underlying funds:
Affiliated issuers	1,324,511
Total net realized gain (loss)		1,444,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,220,582
Total change in net unrealized appreciation (depreciation)		5,220,582
Net gain (loss)		6,665,482
Net increase (decrease) in net assets resulting from operations		$7,064,589

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399,107	$434,664
Net realized gain (loss)	1,444,900	441,979
Change in net unrealized appreciation (depreciation)	5,220,582	1,160,042
Net increase (decrease) in net assets resulting from operations	7,064,589	2,036,685
Distributions to shareholders	(1,411,503)	(985,376)
Share transactions - net increase (decrease)	21,499,635	9,798,272
Total increase (decrease) in net assets	27,152,721	10,849,581
Net Assets
Beginning of period	32,213,923	21,364,342
End of period	$59,366,644	$32,213,923

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.13	$52.89	$54.27	$64.30	$59.20
Income from Investment Operations
Net investment income (loss)A	.377	.692	.818	.678	.800
Net realized and unrealized gain (loss)	9.095	3.455	1.072	2.470	5.517
Total from investment operations	9.472	4.147	1.890	3.148	6.317
Distributions from net investment income	(.446)	(.756)	(.820)	(.654)	(.749)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(1.912)	(1.907)	(3.270)	(13.178)	(1.217)
Net asset value, end of period	$62.69	$55.13	$52.89	$54.27	$64.30
Total ReturnB,C	17.50%	8.01%	3.87%	5.74%	10.85%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.73%	.73%	.84%	.91%	.35%
Expenses net of fee waivers, if any	.73%	.73%	.84%	.91%	.35%
Expenses net of all reductions	.73%	.73%	.84%	.91%	.35%
Net investment income (loss)	.63%	1.32%	1.59%	1.23%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,867	$993	$556	$577	$592
Portfolio turnover rateF	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.19	$52.92	$54.31	$64.34	$59.22
Income from Investment Operations
Net investment income (loss)A	.525	.825	.950	.820	.951
Net realized and unrealized gain (loss)	9.109	3.466	1.062	2.468	5.523
Total from investment operations	9.634	4.291	2.012	3.288	6.474
Distributions from net investment income	(.558)	(.870)	(.952)	(.794)	(.886)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(2.024)	(2.021)	(3.402)	(13.318)	(1.354)
Net asset value, end of period	$62.80	$55.19	$52.92	$54.31	$64.34
Total ReturnB	17.79%	8.30%	4.11%	6.01%	11.13%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.48%	.48%	.59%	.66%	.10%
Expenses net of fee waivers, if any	.48%	.48%	.59%	.66%	.10%
Expenses net of all reductions	.48%	.48%	.59%	.66%	.10%
Net investment income (loss)	.88%	1.57%	1.84%	1.48%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$55,127	$30,093	$20,130	$16,953	$22,122
Portfolio turnover rateE	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B	.582	.879
Net realized and unrealized gain (loss)	9.109	3.572
Total from investment operations	9.691	4.451
Distributions from net investment income	(.605)	(.920)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.071)	(2.071)
Net asset value, end of period	$62.82	$55.20
Total ReturnC	17.90%	8.63%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.38%	.38%
Expenses net of fee waivers, if any	.38%	.38%
Expenses net of all reductions	.38%	.38%
Net investment income (loss)	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$128	$109
Portfolio turnover rateG	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B	.648	.932
Net realized and unrealized gain (loss)	9.105	3.567
Total from investment operations	9.753	4.499
Distributions from net investment income	(.677)	(.968)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.143)	(2.119)
Net asset value, end of period	$62.81	$55.20
Total ReturnC	18.03%	8.73%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%
Expenses net of all reductions	.28%	.28%
Net investment income (loss)	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,351	$412
Portfolio turnover rateG	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.30	$53.00	$54.38	$64.33	$59.21
Income from Investment Operations
Net investment income (loss)A	.525	.831	.906	.835	.953
Net realized and unrealized gain (loss)	9.122	3.463	1.114	2.466	5.521
Total from investment operations	9.647	4.294	2.020	3.301	6.474
Distributions from net investment income	(.551)	(.843)	(.950)	(.727)	(.886)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(2.017)	(1.994)	(3.400)	(13.251)	(1.354)
Net asset value, end of period	$62.93	$55.30	$53.00	$54.38	$64.33
Total ReturnB	17.78%	8.29%	4.12%	6.03%	11.14%
Ratios to Average Net AssetsC,D,E
Expenses before reductions	.48%	.48%	.57%F	.66%	.10%
Expenses net of fee waivers, if any	.48%	.48%	.57%F	.66%	.10%
Expenses net of all reductions	.48%	.48%	.57%F	.65%	.10%
Net investment income (loss)	.88%	1.57%	1.87%	1.49%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$765	$498	$678	$28	$79
Portfolio turnover rateE	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.28	$52.89
Income from Investment Operations
Net investment income (loss)B	.643	.933
Net realized and unrealized gain (loss)	9.116	3.577
Total from investment operations	9.759	4.510
Distributions from net investment income	(.663)	(.969)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.129)	(2.120)
Net asset value, end of period	$62.91	$55.28
Total ReturnC	18.01%	8.74%D
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%
Expenses net of all reductions	.28%	.28%
Net investment income (loss)	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$128	$109
Portfolio turnover rateG	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.9
Fidelity Series Government Bond Index Fund	7.7
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Overseas Fund	3.9
65.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	26.0%
Bond Funds	40.0%
Short-Term Funds	4.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	96,317	$1,862,770
Fidelity Series Commodity Strategy Fund (a)	152,878	863,759
Fidelity Series Large Cap Growth Index Fund (a)	65,393	1,188,199
Fidelity Series Large Cap Stock Fund (a)	66,164	1,308,066
Fidelity Series Large Cap Value Index Fund (a)	162,476	2,531,380
Fidelity Series Small Cap Opportunities Fund (a)	34,749	628,267
Fidelity Series Value Discovery Fund (a)	54,760	930,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,801,383)		9,312,814

International Equity Funds - 26.0%
Fidelity Series Canada Fund (a)	36,654	514,259
Fidelity Series Emerging Markets Fund (a)	28,135	315,957
Fidelity Series Emerging Markets Opportunities Fund (a)	114,376	2,857,102
Fidelity Series International Growth Fund (a)	60,754	1,224,201
Fidelity Series International Index Fund (a)	41,055	509,083
Fidelity Series International Small Cap Fund (a)	18,445	429,024
Fidelity Series International Value Fund (a)	107,949	1,214,424
Fidelity Series Overseas Fund (a)	86,413	1,227,072
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,398,633)		8,291,122

Bond Funds - 40.0%
Fidelity Series Corporate Bond Fund (a)	172,845	1,951,420
Fidelity Series Emerging Markets Debt Fund (a)	18,732	174,766
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,620	57,998
Fidelity Series Floating Rate High Income Fund (a)	3,718	34,247
Fidelity Series Government Bond Index Fund (a)	228,992	2,463,957
Fidelity Series High Income Fund (a)	21,009	201,479
Fidelity Series Inflation-Protected Bond Index Fund (a)	197,157	2,214,074
Fidelity Series International Credit Fund (a)	554	5,637
Fidelity Series Investment Grade Bond Fund (a)	227,132	2,689,245
Fidelity Series Investment Grade Securitized Fund (a)	178,055	1,855,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	111,357	964,351
Fidelity Series Real Estate Income Fund (a)	10,329	121,569
TOTAL BOND FUNDS
(Cost $12,569,196)		12,734,072

Short-Term Funds - 4.8%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	330,211	330,211
Fidelity Series Short-Term Credit Fund (a)	27,845	283,464
Fidelity Series Treasury Bill Index Fund (a)	92,068	920,675
TOTAL SHORT-TERM FUNDS
(Cost $1,534,202)		1,534,350
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,303,414)		31,872,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		(505)
NET ASSETS - 100%		$31,871,853

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$366,396	$1,959,296	$598,757	$230,940	$(17,195)	$153,030	$1,862,770
Fidelity Series Canada Fund	83,339	455,165	112,658	4,084	5,152	83,261	514,259
Fidelity Series Commodity Strategy Fund	152,479	810,410	270,167	1,184	13,422	157,615	863,759
Fidelity Series Corporate Bond Fund	385,687	1,975,683	413,461	38,642	(8,398)	11,909	1,951,420
Fidelity Series Emerging Markets Debt Fund	38,055	173,489	37,697	4,826	(299)	1,218	174,766
Fidelity Series Emerging Markets Debt Local Currency Fund	--	67,283	9,228	473	(212)	155	57,998
Fidelity Series Emerging Markets Fund	67,536	337,233	102,569	2,283	(2,084)	15,841	315,957
Fidelity Series Emerging Markets Opportunities Fund	613,874	3,046,615	946,688	43,564	(15,083)	158,384	2,857,102
Fidelity Series Floating Rate High Income Fund	8,612	36,480	11,699	942	31	823	34,247
Fidelity Series Government Bond Index Fund	456,266	2,500,127	452,251	28,757	(16,329)	(23,856)	2,463,957
Fidelity Series Government Money Market Fund 0.07%	110,006	1,190,912	970,707	493	--	--	330,211
Fidelity Series High Income Fund	44,143	198,291	46,540	6,484	226	5,359	201,479
Fidelity Series Inflation-Protected Bond Index Fund	414,686	2,107,642	405,011	12,480	2,461	94,296	2,214,074
Fidelity Series International Credit Fund	3,022	2,846	113	369	2	(120)	5,637
Fidelity Series International Growth Fund	220,906	1,220,690	321,134	72,423	(676)	104,415	1,224,201
Fidelity Series International Index Fund	90,712	474,312	114,145	4,039	1,261	56,943	509,083
Fidelity Series International Small Cap Fund	74,135	373,280	92,332	1,549	1,980	71,961	429,024
Fidelity Series International Value Fund	220,236	1,162,823	325,575	14,171	12,914	144,026	1,214,424
Fidelity Series Investment Grade Bond Fund	508,924	2,721,224	517,403	68,298	(15,073)	(8,427)	2,689,245
Fidelity Series Investment Grade Securitized Fund	344,137	1,881,308	357,362	21,023	(6,110)	(6,644)	1,855,329
Fidelity Series Large Cap Growth Index Fund	251,357	1,109,825	389,483	12,046	1,684	214,816	1,188,199
Fidelity Series Large Cap Stock Fund	256,997	1,226,626	427,016	24,328	15,609	235,850	1,308,066
Fidelity Series Large Cap Value Index Fund	486,669	2,353,379	761,059	24,707	21,568	430,823	2,531,380
Fidelity Series Long-Term Treasury Bond Index Fund	140,647	1,019,670	156,921	35,270	(23,815)	(15,230)	964,351
Fidelity Series Overseas Fund	221,336	1,133,726	312,626	5,784	6,530	178,106	1,227,072
Fidelity Series Real Estate Income Fund	26,004	115,441	33,365	2,786	236	13,253	121,569
Fidelity Series Short-Term Credit Fund	39,547	280,104	35,654	1,906	(53)	(480)	283,464
Fidelity Series Small Cap Opportunities Fund	122,766	587,482	186,112	5,665	1,966	102,165	628,267
Fidelity Series Treasury Bill Index Fund	168,040	891,932	139,129	372	(132)	(36)	920,675
Fidelity Series Value Discovery Fund	173,663	856,106	278,214	9,466	14,646	164,172	930,373
	$6,090,177	$32,269,400	$8,825,076	$679,354	$(5,771)	$2,343,628	$31,872,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$9,312,814	$9,312,814	$--	$--
International Equity Funds	8,291,122	8,291,122	--	--
Bond Funds	12,734,072	12,734,072	--	--
Short-Term Funds	1,534,350	1,534,350	--	--
Total Investments in Securities:	$31,872,358	$31,872,358	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,303,414)	$31,872,358
Total Investment in Securities (cost $29,303,414)		$31,872,358
Cash		178
Receivable for investments sold		8,693
Receivable for fund shares sold		808,621
Total assets		32,689,850
Liabilities
Payable for investments purchased	$806,139
Accrued management fee	11,737
Distribution and service plan fees payable	121
Total liabilities		817,997
Net Assets		$31,871,853
Net Assets consist of:
Paid in capital		$29,217,490
Total accumulated earnings (loss)		2,654,363
Net Assets		$31,871,853
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($595,455 ÷ 47,611.00 shares)(a)		$12.51
Maximum offering price per share (100/94.25 of $12.51)		$13.27
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($28,957,511 ÷ 2,313,891.00 shares)		$12.51
Class K:
Net Asset Value, offering price and redemption price per share ($219,035 ÷ 17,474.00 shares)		$12.53
Class K6:
Net Asset Value, offering price and redemption price per share ($1,459,021 ÷ 116,417.00 shares)		$12.53
Class I:
Net Asset Value, offering price and redemption price per share ($421,030 ÷ 33,608.00 shares)		$12.53
Class Z6:
Net Asset Value, offering price and redemption price per share ($219,801 ÷ 17,532.00 shares)		$12.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$231,673
Expenses
Management fee	$89,345
Distribution and service plan fees	1,200
Independent trustees' fees and expenses	45
Total expenses		90,590
Net investment income (loss)		141,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,771)
Capital gain distributions from underlying funds:
Affiliated issuers	447,681
Total net realized gain (loss)		441,910
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,343,628
Total change in net unrealized appreciation (depreciation)		2,343,628
Net gain (loss)		2,785,538
Net increase (decrease) in net assets resulting from operations		$2,926,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,083	$40,909
Net realized gain (loss)	441,910	(18,750)
Change in net unrealized appreciation (depreciation)	2,343,628	225,316
Net increase (decrease) in net assets resulting from operations	2,926,621	247,475
Distributions to shareholders	(408,896)	(50,061)
Share transactions - net increase (decrease)	23,263,836	5,892,878
Total increase (decrease) in net assets	25,781,561	6,090,292
Net Assets
Beginning of period	6,090,292	–
End of period	$31,871,853	$6,090,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.056	.104
Net realized and unrealized gain (loss)	1.993	.837
Total from investment operations	2.049	.941
Distributions from net investment income	(.089)	(.121)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.319)	(.161)
Net asset value, end of period	$12.51	$10.78
Total ReturnC,D	19.28%	9.46%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.73%	.73%H
Expenses net of fee waivers, if any	.73%	.73%H
Expenses net of all reductions	.73%	.73%H
Net investment income (loss)	.47%	1.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$595	$300
Portfolio turnover rateG	46%	117%H

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.127
Net realized and unrealized gain (loss)	1.990	.832
Total from investment operations	2.076	.959
Distributions from net investment income	(.106)	(.149)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.336)	(.189)
Net asset value, end of period	$12.51	$10.77
Total ReturnC	19.57%	9.66%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.48%	.48%G
Expenses net of fee waivers, if any	.48%	.48%G
Expenses net of all reductions	.48%	.48%G
Net investment income (loss)	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,958	$4,986
Portfolio turnover rateF	46%	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.097	.138
Net realized and unrealized gain (loss)	1.994	.832
Total from investment operations	2.091	.970
Distributions from net investment income	(.111)	(.150)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.341)	(.190)
Net asset value, end of period	$12.53	$10.78
Total ReturnC	19.69%	9.77%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.38%	.38%G
Expenses net of fee waivers, if any	.38%	.38%G
Expenses net of all reductions	.38%	.38%G
Net investment income (loss)	.83%	1.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$219	$183
Portfolio turnover rateF	46%	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.111	.148
Net realized and unrealized gain (loss)	1.985	.840
Total from investment operations	2.096	.988
Distributions from net investment income	(.126)	(.158)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.356)	(.198)
Net asset value, end of period	$12.53	$10.79
Total ReturnC	19.73%	9.95%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.28%	.28%G
Expenses net of fee waivers, if any	.28%	.28%G
Expenses net of all reductions	.28%	.28%G
Net investment income (loss)	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,459	$183
Portfolio turnover rateF	46%	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.128
Net realized and unrealized gain (loss)	1.998	.833
Total from investment operations	2.084	.961
Distributions from net investment income	(.104)	(.141)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.334)	(.181)
Net asset value, end of period	$12.53	$10.78
Total ReturnC	19.62%	9.67%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.48%	.48%G
Expenses net of fee waivers, if any	.48%	.48%G
Expenses net of all reductions	.48%	.48%G
Net investment income (loss)	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$421	$254
Portfolio turnover rateF	46%	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.109	.148
Net realized and unrealized gain (loss)	1.994	.840
Total from investment operations	2.103	.988
Distributions from net investment income	(.123)	(.158)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.353)	(.198)
Net asset value, end of period	$12.54	$10.79
Total ReturnC	19.80%	9.95%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.28%	.28%G
Expenses net of fee waivers, if any	.28%	.28%G
Expenses net of all reductions	.28%	.28%G
Net investment income (loss)	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$220	$183
Portfolio turnover rateF	46%	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2021

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Class K, Class K6 and Class Z6 of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, commenced sale of shares on August 1, 2019.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$20,228,802	$1,587,532	(64,799)	$1,522,733
Fidelity Managed Retirement 2010 Fund	6,918,459	801,849	(11,042)	790,807
Fidelity Managed Retirement 2015 Fund	7,962,552	982,701	(22,514)	960,187
Fidelity Managed Retirement 2020 Fund	12,042,978	1,340,859	(47,408)	1,293,451
Fidelity Managed Retirement 2025 Fund	52,650,962	6,909,572	(192,773)	6,716,799
Fidelity Managed Retirement 2030 Fund	29,449,349	2,661,859	(238,850)	2,423,009

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$8,792	$150,481	$1,522,733
Fidelity Managed Retirement 2010 Fund	9,205	175,187	790,807
Fidelity Managed Retirement 2015 Fund	4,495	128,076	960,187
Fidelity Managed Retirement 2020 Fund	2,632	104,566	1,293,451
Fidelity Managed Retirement 2025 Fund	8,487	581,781	6,716,799
Fidelity Managed Retirement 2030 Fund	19,390	211,964	2,423,009

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$258,619	$121,412	$380,031
Fidelity Managed Retirement 2010 Fund	129,803	130,382	260,185
Fidelity Managed Retirement 2015 Fund	116,991	127,101	244,092
Fidelity Managed Retirement 2020 Fund	138,667	163,821	302,488
Fidelity Managed Retirement 2025 Fund	681,952	729,551	1,411,503
Fidelity Managed Retirement 2030 Fund	245,571	163,325	408,896

July 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$147,702	$31,840	$179,542
Fidelity Managed Retirement 2010 Fund	186,222	93,992	280,214
Fidelity Managed Retirement 2015 Fund	113,805	63,371	177,176
Fidelity Managed Retirement 2020 Fund	108,340	59,913	168,253
Fidelity Managed Retirement 2025 Fund	526,842	458,534	985,376
Fidelity Managed Retirement 2030 Fund(a)	45,439	4,622	50,061

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	11,071,986	5,494,210
Fidelity Managed Retirement 2010 Fund	3,277,407	3,930,529
Fidelity Managed Retirement 2015 Fund	4,030,488	2,537,789
Fidelity Managed Retirement 2020 Fund	8,559,523	3,376,636
Fidelity Managed Retirement 2025 Fund	34,023,560	12,210,464
Fidelity Managed Retirement 2030 Fund	32,269,400	8,825,076

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.47%	.37%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.27%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$1,334	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$689	$68
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$3,677	$68
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$1,202	$81
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$3,364	$147
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$1,200	$467

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$989
Fidelity Managed Retirement 2010 Fund
Class A	$16
Fidelity Managed Retirement 2015 Fund
Class A	$15
Fidelity Managed Retirement 2020 Fund
Class A	$1,271
Fidelity Managed Retirement 2025 Fund
Class A	$520
Fidelity Managed Retirement 2030 Fund
Class A	$867

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2021	Year ended July 31, 2020(a),(b)
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$10,504	$5,373
Fidelity Managed Retirement Income	352,971	163,342
Class K	2,539	2,469
Class K6	4,955	4,286
Class I	6,410	1,500
Class Z6	2,652	2,572
Total	$380,031	$179,542
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$6,058	$5,526
Fidelity Managed Retirement 2010	234,660	261,431
Class K	3,757	3,116
Class K6	5,835	3,473
Class I	3,803	3,147
Class Z6	6,072	3,521
Total	$260,185	$280,214
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$45,286	$16,767
Fidelity Managed Retirement 2015	178,124	135,472
Class K	3,729	3,257
Class K6	3,993	3,350
Class I	9,117	8,874
Class Z6	3,843	9,456
Total	$244,092	$177,176
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$13,776	$664
Fidelity Managed Retirement 2020	255,190	151,037
Class K	4,221	3,242
Class K6	17,161	4,294
Class I	7,801	5,679
Class Z6	4,339	3,337
Total	$302,488	$168,253
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$35,921	$27,382
Fidelity Managed Retirement 2025	1,324,433	909,276
Class K	4,112	3,971
Class K6	19,291	21,421
Class I	23,518	19,263
Class Z6	4,228	4,063
Total	$1,411,503	$985,376
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$12,426	$3,496
Fidelity Managed Retirement 2030 Fund	365,957	33,333
Class K	5,821	3,179
Class K6	9,452	3,628
Class I	9,200	3,111
Class Z6	6,040	3,314
Total	$408,896	$50,061

 (a) Except for Fidelity Management Retirement 2030 Fund, prior fiscal year distributions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For Fidelity Management Retirement 2030 Fund, prior fiscal year distributions are for the period August 16, 2019 (commencement of operations) to July 31, 2020.

6. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2021	Year endedJuly 31, 2020(a),(b)	Year ended July 31, 2021	Year endedJuly 31, 2020(a),(b)
Fidelity Managed Retirement Income Fund
Class A
Shares sold	5,531	2,961	$345,159	$172,135
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	3,783	–	227,013
Reinvestment of distributions	165	90	10,227	5,242
Shares redeemed	(1,912)	(2,404)	(118,575)	(133,759)
Net increase (decrease)	3,784	4,430	$236,811	$270,631
Fidelity Managed Retirement Income
Shares sold	146,606	95,756	$9,104,694	$5,601,494
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	80,057	–	4,801,815
Reinvestment of distributions	5,234	2,153	323,348	125,471
Shares redeemed	(68,177)	(51,814)	(4,216,915)	(2,986,202)
Net increase (decrease)	83,663	126,152	$5,211,127	$7,542,578
Class K
Shares sold	–	1,730	$–	$100,006
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,773	–	106,390
Reinvestment of distributions	41	42	2,539	2,469
Shares redeemed	–	(1,773)	–	(106,390)
Net increase (decrease)	41	1,772	$2,539	$102,475
Class K6
Shares sold	6,670	7,492	$416,363	$434,829
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,825	–	109,422
Reinvestment of distributions	80	74	4,955	4,286
Shares redeemed	(5,454)	(2,210)	(337,537)	(131,868)
Net increase (decrease)	1,296	7,181	$83,781	$416,669
Class I
Shares sold	7	–	$439	$–
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	4,654	–	279,419
Reinvestment of distributions	96	26	5,951	1,500
Shares redeemed	(814)	(1,382)	(50,498)	(78,322)
Net increase (decrease)	(711)	3,298	$(44,108)	$202,597
Class Z6
Shares sold	–	1,730	$–	$100,010
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,776	–	106,492
Reinvestment of distributions	43	44	2,652	2,572
Shares redeemed	–	(1,776)	–	(106,492)
Net increase (decrease)	43	1,774	$2,652	$102,582
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	4,134	42	$253,084	$2,450
Reinvestment of distributions	101	97	6,058	5,526
Shares redeemed	(1,114)	(527)	(67,611)	(28,489)
Net increase (decrease)	3,121	(388)	$191,531	$(20,513)
Fidelity Managed Retirement 2010
Shares sold	14,695	16,045	$892,399	$915,896
Reinvestment of distributions	3,616	3,708	216,594	210,481
Shares redeemed	(32,074)	(59,561)	(1,947,586)	(3,354,700)
Net increase (decrease)	(13,763)	(39,808)	$(838,593)	$(2,228,323)
Class K
Shares sold	–	1,773	$–	$100,000
Reinvestment of distributions	63	55	3,757	3,116
Net increase (decrease)	63	1,828	$3,757	$103,116
Class K6
Shares sold	80	2,669	$4,768	$151,341
Reinvestment of distributions	97	61	5,835	3,473
Shares redeemed	(118)	(10)	(7,222)	(564)
Net increase (decrease)	59	2,720	$3,381	$154,250
Class I
Shares sold	10	3	$604	$183
Reinvestment of distributions	64	55	3,803	3,146
Shares redeemed	(189)	(96)	(11,548)	(5,396)
Net increase (decrease)	(115)	(38)	$(7,141)	$(2,067)
Class Z6
Shares sold	–	2,881	$–	$163,800
Reinvestment of distributions	101	62	6,072	3,521
Shares redeemed	(42)	(72)	(2,537)	(4,160)
Net increase (decrease)	59	2,871	$3,535	$163,161
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	10,536	21,213	$600,791	$1,098,855
Reinvestment of distributions	791	313	45,286	16,767
Shares redeemed	(5,631)	(7,675)	(331,345)	(406,811)
Net increase (decrease)	5,696	13,851	$314,732	$708,811
Fidelity Managed Retirement 2015
Shares sold	33,610	34,327	$1,960,758	$1,833,919
Reinvestment of distributions	2,976	2,138	170,621	114,384
Shares redeemed	(18,195)	(20,581)	(1,047,710)	(1,090,299)
Net increase (decrease)	18,391	15,884	$1,083,669	$858,004
Class K
Shares sold	–	1,884	$–	$100,000
Reinvestment of distributions	65	61	3,729	3,256
Net increase (decrease)	65	1,945	$3,729	$103,256
Class K6
Shares sold	1,293	1,950	$78,016	$103,563
Reinvestment of distributions	70	63	3,993	3,350
Shares redeemed	(7)	–	(433)	–
Net increase (decrease)	1,356	2,013	$81,576	$106,913
Class I
Shares sold	–	939	$–	$49,440
Reinvestment of distributions	159	166	9,117	8,874
Shares redeemed	(505)	(1,574)	(29,788)	(84,118)
Net increase (decrease)	(346)	(469)	$(20,671)	$(25,804)
Class Z6
Shares sold	–	8,483	$–	$456,007
Reinvestment of distributions	67	176	3,843	9,456
Shares redeemed	–	(6,713)	–	(356,110)
Net increase (decrease)	67	1,946	$3,843	$109,353
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	10,932	4,071	$608,151	$206,022
Reinvestment of distributions	245	13	13,776	664
Shares redeemed	(2,731)	(1,579)	(156,774)	(81,863)
Net increase (decrease)	8,446	2,505	$465,153	$124,823
Fidelity Managed Retirement 2020
Shares sold	105,228	59,096	$6,094,459	$3,008,096
Reinvestment of distributions	4,272	2,463	239,070	127,930
Shares redeemed	(33,324)	(30,282)	(1,902,343)	(1,522,054)
Net increase (decrease)	76,176	31,277	$4,431,186	$1,613,972
Class K
Shares sold	–	1,950	$–	$100,000
Reinvestment of distributions	76	62	4,221	3,242
Net increase (decrease)	76	2,012	$4,221	$103,242
Class K6
Shares sold	5,795	7,461	$337,300	$394,204
Reinvestment of distributions	307	83	17,161	4,294
Shares redeemed	(3,175)	–	(184,426)	–
Net increase (decrease)	2,927	7,544	$170,035	$398,498
Class I
Shares sold	1,981	790	$115,713	$38,069
Reinvestment of distributions	138	106	7,714	5,509
Shares redeemed	(727)	(2,618)	(41,695)	(133,829)
Net increase (decrease)	1,392	(1,722)	$81,732	$(90,251)
Class Z6
Shares sold	–	1,950	$–	$100,000
Reinvestment of distributions	78	64	4,339	3,337
Net increase (decrease)	78	2,014	$4,339	$103,337
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	12,431	7,638	$748,050	$411,467
Reinvestment of distributions	620	513	35,921	27,382
Shares redeemed	(1,287)	(661)	(76,603)	(35,093)
Net increase (decrease)	11,764	7,490	$707,368	$403,756
Fidelity Managed Retirement 2025
Shares sold	475,267	303,562	$28,268,373	$16,048,520
Reinvestment of distributions	20,600	14,686	1,196,779	781,612
Shares redeemed	(163,248)	(153,379)	(9,705,135)	(7,832,474)
Net increase (decrease)	332,619	164,869	$19,760,017	$8,997,658
Class K
Shares sold	–	1,893	$–	$100,000
Reinvestment of distributions	71	75	4,112	3,971
Net increase (decrease)	71	1,968	$4,112	$103,971
Class K6
Shares sold	16,719	26,559	$1,008,250	$1,442,572
Reinvestment of distributions	331	399	19,291	21,421
Shares redeemed	(3,013)	(19,486)	(180,096)	(1,068,818)
Net increase (decrease)	14,037	7,472	$847,445	$395,175
Class I
Shares sold	3,488	2,091	$197,214	$109,870
Reinvestment of distributions	404	342	23,518	18,184
Shares redeemed	(736)	(6,216)	(44,267)	(334,404)
Net increase (decrease)	3,156	(3,783)	$176,465	$(206,350)
Class Z6
Shares sold	–	1,891	$–	$100,000
Reinvestment of distributions	73	76	4,228	4,062
Net increase (decrease)	73	1,967	$4,228	$104,062
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	24,166	27,514	$283,537	$273,875
Reinvestment of distributions	1,075	333	12,426	3,496
Shares redeemed	(5,477)	–	(66,712)	–
Net increase (decrease)	19,764	27,847	$229,251	$277,371
Fidelity Managed Retirement 2030 Fund
Shares sold	2,217,200	689,665	$26,118,167	$7,123,467
Reinvestment of distributions	30,435	3,188	351,921	33,308
Shares redeemed	(396,523)	(230,074)	(4,697,849)	(2,289,429)
Net increase (decrease)	1,851,112	462,779	$21,772,239	$4,867,346
Class K
Shares sold	–	16,666	$–	$166,660
Reinvestment of distributions	504	304	5,821	3,179
Net increase (decrease)	504	16,970	$5,821	$169,839
Class K6
Shares sold	307,312	18,661	$3,681,147	$186,852
Reinvestment of distributions	804	347	9,452	3,628
Shares redeemed	(208,701)	(2,006)	(2,560,623)	(18,404)
Net increase (decrease)	99,415	17,002	$1,129,976	$172,076
Class I
Shares sold	12,748	23,316	$153,079	$233,650
Reinvestment of distributions	796	298	9,200	3,111
Shares redeemed	(3,500)	(50)	(42,070)	(489)
Net increase (decrease)	10,044	23,564	$120,209	$236,272
Class Z6
Shares sold	26	16,666	$300	$166,660
Reinvestment of distributions	523	317	6,040	3,314
Net increase (decrease)	549	16,983	$6,340	$169,974

 (a) Except for Fidelity Management Retirement 2030 Fund, prior fiscal year share transactions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For Fidelity Management Retirement 2030 Fund, prior fiscal year share transactions are for the period August 16, 2019 (commencement of operations) to July 31, 2020.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

9. Prior Fiscal Year Merger Information.

On July 17, 2020, Fidelity Managed Retirement Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Managed Retirement 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of each class of Fidelity Managed Retirement Income Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $5,630,551, including securities of $5,628,854 and unrealized appreciation of $318,951, was combined with the Fidelity Managed Retirement Income Fund net assets of $9,657,715 for total net assets after the acquisition of $15,288,266.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$205,237
Total net realized gain (loss)	100,256
Total change in net unrealized appreciation (depreciation)	632,033
Net increase (decrease) in net assets resulting from operations	$937,526

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Managed Retirement Income Fund Statement of Operations since July 17, 2020.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the statement of changes in net assets, and the financial highlights for the Fidelity Managed Retirement 2030 Fund, which are for the year ended July 31, 2021, and for the period from August 16, 2019 (commencement of operations) through July 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$1,026.80	$3.52
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$1,028.10	$2.26
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class K	.35%
Actual		$1,000.00	$1,028.70	$1.76
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Class K6	.25%
Actual		$1,000.00	$1,029.10	$1.26
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Class I	.45%
Actual		$1,000.00	$1,028.20	$2.26
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class Z6	.25%
Actual		$1,000.00	$1,029.20	$1.26
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$1,034.90	$3.58
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$1,036.20	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class K	.36%
Actual		$1,000.00	$1,036.80	$1.82
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Class K6	.26%
Actual		$1,000.00	$1,037.20	$1.31
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Class I	.46%
Actual		$1,000.00	$1,036.20	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class Z6	.26%
Actual		$1,000.00	$1,037.30	$1.31
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Fidelity Managed Retirement 2015 Fund
Class A	.72%
Actual		$1,000.00	$1,045.70	$3.65
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Fidelity Managed Retirement 2015	.47%
Actual		$1,000.00	$1,047.20	$2.39
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class K	.37%
Actual		$1,000.00	$1,047.70	$1.88
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class K6	.27%
Actual		$1,000.00	$1,048.10	$1.37
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Class I	.47%
Actual		$1,000.00	$1,047.10	$2.39
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class Z6	.27%
Actual		$1,000.00	$1,048.10	$1.37
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$1,056.50	$3.67
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$1,058.00	$2.40
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class K	.37%
Actual		$1,000.00	$1,058.30	$1.89
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class K6	.27%
Actual		$1,000.00	$1,058.80	$1.38
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Class I	.47%
Actual		$1,000.00	$1,057.90	$2.40
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class Z6	.27%
Actual		$1,000.00	$1,058.80	$1.38
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$1,065.50	$3.74
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$1,066.80	$2.46
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class K	.38%
Actual		$1,000.00	$1,067.40	$1.95
Hypothetical-C		$1,000.00	$1,022.91	$1.91
Class K6	.28%
Actual		$1,000.00	$1,067.90	$1.44
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Class I	.48%
Actual		$1,000.00	$1,066.70	$2.46
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class Z6	.28%
Actual		$1,000.00	$1,067.80	$1.44
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$1,072.00	$3.75
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Fidelity Managed Retirement 2030 Fund	.48%
Actual		$1,000.00	$1,073.30	$2.47
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class K	.38%
Actual		$1,000.00	$1,073.60	$1.95
Hypothetical-C		$1,000.00	$1,022.91	$1.91
Class K6	.28%
Actual		$1,000.00	$1,074.40	$1.44
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Class I	.48%
Actual		$1,000.00	$1,073.30	$2.47
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class Z6	.28%
Actual		$1,000.00	$1,074.90	$1.44
Hypothetical-C		$1,000.00	$1,023.41	$1.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/13/21	09/10/21	$0.429
Fidelity Managed Retirement Income	09/13/21	09/10/21	$0.429
Class K	09/13/21	09/10/21	$0.429
Class K6	09/13/21	09/10/21	$0.429
Class I	09/13/21	09/10/21	$0.429
Class Z6	09/13/21	09/10/21	$0.429
Fidelity Managed Retirement 2010 Fund
Class A	09/13/21	09/10/21	$1.465
Fidelity Managed Retirement 2010	09/13/21	09/10/21	$1.465
Class K	09/13/21	09/10/21	$1.465
Class K6	09/13/21	09/10/21	$1.465
Class I	09/13/21	09/10/21	$1.465
Class Z6	09/13/21	09/10/21	$1.465
Fidelity Managed Retirement 2015 Fund
Class A	09/13/21	09/10/21	$0.881
Fidelity Managed Retirement 2015	09/13/21	09/10/21	$0.881
Class K	09/13/21	09/10/21	$0.881
Class K6	09/13/21	09/10/21	$0.881
Class I	09/13/21	09/10/21	$0.881
Class Z6	09/13/21	09/10/21	$0.881
Fidelity Managed Retirement 2020 Fund
Class A	09/13/21	09/10/21	$0.468
Fidelity Managed Retirement 2020	09/13/21	09/10/21	$0.468
Class K	09/13/21	09/10/21	$0.468
Class K6	09/13/21	09/10/21	$0.468
Class I	09/13/21	09/10/21	$0.468
Class Z6	09/13/21	09/10/21	$0.468
Fidelity Managed Retirement 2025 Fund
Class A	09/13/21	09/10/21	$0.594
Fidelity Managed Retirement 2025	09/13/21	09/10/21	$0.594
Class K	09/13/21	09/10/21	$0.594
Class K6	09/13/21	09/10/21	$0.594
Class I	09/13/21	09/10/21	$0.594
Class Z6	09/13/21	09/10/21	$0.594
Fidelity Managed Retirement 2030 Fund
Class A	09/13/21	09/10/21	$0.084
Fidelity Managed Retirement 2030	09/13/21	09/10/21	$0.084
Class K	09/13/21	09/10/21	$0.084
Class K6	09/13/21	09/10/21	$0.084
Class I	09/13/21	09/10/21	$0.084
Class Z6	09/13/21	09/10/21	$0.084

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$259,905
Fidelity Managed Retirement 2010 Fund	$239,686
Fidelity Managed Retirement 2015 Fund	$199,642
Fidelity Managed Retirement 2020 Fund	$197,944
Fidelity Managed Retirement 2025 Fund	$1,057,015
Fidelity Managed Retirement 2030 Fund	$347,640

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund	25.80%
Fidelity Managed Retirement 2010 Fund	21.58%
Fidelity Managed Retirement 2015 Fund	17.93%
Fidelity Managed Retirement 2020 Fund	15.51%
Fidelity Managed Retirement 2025 Fund	13.45%
Fidelity Managed Retirement 2030 Fund	13.25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2020	5%	4%	4%	3%	3%	3%
September 2020	59%	18%	14%	12%	19%	12%
October 2020	23%	18%	16%	15%	18%	15%
November 2020	29%	18%	16%	15%	18%	14%
December 2020	18%	18%	18%	18%	18%	17%
February 2021	6%	3%	2%	2%	3%	2%
March 2021	6%	3%	2%	2%	3%	2%
April 2021	5%	3%	2%	2%	3%	2%
May 2021	11%	3%	2%	2%	3%	2%
June 2021	7%	3%	2%	1%	3%	2%
July 2021	5%	3%	2%	2%	3%	2%
Fidelity Managed Retirement 2010 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	31%	20%	17%	15%	20%	15%
October 2020	32%	23%	20%	19%	23%	19%
November 2020	46%	23%	19%	16%	23%	16%
December 2020	24%	23%	23%	22%	23%	22%
February 2021	5%	5%	4%	3%	5%	3%
March 2021	26%	5%	3%	3%	5%	3%
April 2021	80%	5%	4%	3%	5%	3%
May 2021	5%	5%	4%	3%	5%	3%
June 2021	10%	5%	3%	3%	4%	2%
July 2021	30%	5%	4%	3%	5%	3%
Fidelity Managed Retirement 2015 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	28%	27%	24%	21%	27%	21%
October 2020	39%	30%	27%	25%	31%	25%
November 2020	78%	28%	21%	18%	26%	18%
December 2020	32%	31%	31%	30%	31%	30%
February 2021	28%	5%	4%	3%	5%	3%
March 2021	–	6%	4%	3%	6%	3%
April 2021	17%	5%	4%	3%	5%	3%
May 2021	78%	5%	4%	3%	5%	3%
June 2021	–	6%	4%	3%	7%	3%
July 2021	–	6%	4%	3%	6%	3%
Fidelity Managed Retirement 2020 Fund
August 2020	–	0%	0%	0%	0%	0%
September 2020	38%	33%	29%	27%	33%	27%
October 2020	31%	37%	32%	29%	37%	29%
November 2020	100%	37%	28%	23%	40%	22%
December 2020	37%	36%	35%	35%	36%	35%
February 2021	–	2%	2%	1%	3%	1%
March 2021	–	2%	2%	1%	3%	1%
April 2021	–	2%	2%	2%	2%	2%
May 2021	2%	2%	2%	1%	3%	1%
June 2021	–	2%	1%	1%	3%	1%
July 2021	–	2%	2%	1%	2%	1%
Fidelity Managed Retirement 2025 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	52%	38%	34%	30%	37%	31%
October 2020	57%	40%	36%	33%	40%	33%
November 2020	–	41%	32%	20%	41%	22%
December 2020	42%	40%	40%	40%	41%	40%
February 2021	–	0%	0%	0%	0%	0%
March 2021	–	0%	0%	0%	0%	0%
April 2021	0%	0%	0%	0%	0%	0%
May 2021	–	0%	0%	0%	0%	0%
June 2021	–	0%	0%	0%	0%	0%
July 2021	–	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2030 Fund
August 2020	–	0%	0%	0%	0%	0%
September 2020	10%	10%	10%	10%	10%	10%
October 2020	59%	42%	42%	37%	49%	37%
November 2020	–	44%	30%	22%	44%	22%
December 2020	43%	42%	42%	42%	42%	42%
February 2021	–	–	–	29%	–	87%
March 2021	–	–	–	30%	–	59%
April 2021	–	35%	23%	18%	35%	18%
May 2021	–	35%	23%	18%	35%	18%
June 2021	–	–	46%	–	–	23%
July 2021	–	37%	19%	8%	19%	13%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2020	1%	1%	1%	1%	1%	1%
September 2020	3%	1%	1%	1%	1%	1%
October 2020	2%	1%	1%	1%	1%	1%
November 2020	2%	1%	1%	1%	1%	1%
December 2020	1%	1%	1%	1%	1%	1%
February 2021	3%	1%	1%	1%	1%	1%
March 2021	3%	1%	1%	1%	1%	1%
April 2021	2%	1%	1%	1%	1%	1%
May 2021	5%	1%	1%	1%	1%	1%
June 2021	3%	1%	1%	1%	2%	1%
July 2021	2%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2010 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	2%	1%	1%	1%	1%	1%
October 2020	2%	1%	1%	1%	1%	1%
November 2020	2%	1%	1%	1%	1%	1%
December 2020	1%	1%	1%	1%	1%	1%
February 2021	0%	0%	0%	0%	0%	0%
March 2021	0%	0%	0%	0%	0%	0%
April 2021	0%	0%	0%	0%	0%	0%
May 2021	0%	0%	0%	0%	0%	0%
June 2021	0%	0%	0%	0%	0%	0%
July 2021	0%	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2015 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	2%	1%	1%	1%	1%	1%
October 2020	2%	2%	1%	1%	2%	1%
November 2020	3%	2%	1%	1%	1%	1%
December 2020	2%	2%	2%	2%	2%	2%
February 2021	0%	0%	0%	0%	0%	0%
March 2021	–	0%	0%	0%	0%	0%
April 2021	0%	0%	0%	0%	0%	0%
May 2021	0%	0%	0%	0%	0%	0%
June 2021	–	0%	0%	0%	0%	0%
July 2021	–	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2020 Fund
August 2020	–	0%	0%	0%	0%	0%
September 2020	2%	2%	2%	1%	2%	1%
October 2020	2%	2%	2%	2%	2%	2%
November 2020	0%	2%	2%	1%	2%	1%
December 2020	2%	2%	2%	2%	2%	2%
February 2021	–	0%	0%	0%	0%	0%
March 2021	–	0%	0%	0%	0%	0%
April 2021	–	0%	0%	0%	0%	0%
May 2021	0%	0%	0%	0%	0%	0%
June 2021	–	0%	0%	0%	0%	0%
July 2021	–	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2025 Fund
August 2020	0%	0%	0%	0%	0%	0%
September 2020	2%	2%	2%	2%	2%	2%
October 2020	2%	2%	2%	2%	2%	2%
November 2020	–	2%	2%	1%	2%	1%
December 2020	2%	2%	2%	2%	2%	2%
February 2021	–	0%	0%	0%	0%	0%
March 2021	–	0%	0%	0%	0%	0%
April 2021	0%	0%	0%	0%	0%	0%
May 2021	–	0%	0%	0%	0%	0%
June 2021	–	0%	0%	0%	0%	0%
July 2021	–	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2030 Fund
August 2020	–	0%	0%	0%	0%	0%
September 2020	1%	1%	1%	1%	1%	1%
October 2020	3%	2%	2%	2%	2%	2%
November 2020	–	2%	2%	1%	2%	1%
December 2020	2%	2%	2%	2%	2%	2%
February 2021	–	–	–	0%	–	0%
March 2021	–	–	–	0%	–	0%
April 2021	–	0%	0%	0%	0%	0%
May 2021	–	0%	0%	0%	0%	0%
June 2021	–	–	0%	–	–	0%
July 2021	–	0%	0%	0%	0%	0%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MRI-ANN-0921
1.9881729.104

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Fidelity Simplicity RMD 2025 Fund℠

Annual Report

July 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	8.26%	5.85%	5.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,714	Fidelity Simplicity RMD Income Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	10.69%	7.16%	6.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,601	Fidelity Simplicity RMD 2010 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	13.92%	8.15%	7.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,713	Fidelity Simplicity RMD 2015 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	17.29%	9.12%	8.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,929	Fidelity Simplicity RMD 2020 Fund℠
$13,897	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Simplicity RMD 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2021	Past 1 year	Life of fundA
Fidelity Simplicity RMD 2025 Fund℠	20.21%	15.04%

 A From August 16, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2025 Fund℠ on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index performed over the same period.

Period Ending Values
$13,157	Fidelity Simplicity RMD 2025 Fund℠
$10,690	Bloomberg U.S. Aggregate Bond Index
$15,736	S&P 500 Index

Effective August 1, 2020, the fund's benchmark changed from the S&P 500® Index to the Bloomberg U.S. Aggregate Bond Index.

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2021, global financial markets were influenced by a number of factors, including the broader reopening of local, state, regional and international businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was highly supportive of global equities, but proved to be a headwind for investment-grade bonds.

The MSCI ACWI (All Country World Index) ex USA Index gained 27.96% for the past year, gaining until a modest decline in the final two months amid a spike in COVID-19 cases based on the highly contagious delta variant of the coronavirus. By region, Canada (+38%) led the way, followed by Europe ex U.K. (+34%) and the U.K. (+31%). Conversely, emerging markets (+21%) and Japan (+26%) trailed the broader index, and Asia Pacific ex Japan (+28%) performed about in line. Looking at sectors, materials (+43%), information technology (+41%) and industrials (+39%) fared best. In contrast, notable “laggards” included utilities and communication services (+11% each).

The Dow Jones U.S. Total Stock Market Index gained 38.93% the past 12 months. Among sectors, financials (+56%) was the top performer. Energy (+49%), industrials (+47%), materials and communication services (+45% each) also stood out. In contrast, the defensive-oriented utilities (+13%) and consumer staples (+19%) sectors lagged most. Small-cap stocks, as measured by the Russell 2000® Index (+51.97%), handily topped the large-cap-oriented S&P 500® index (+36.45%). From a style standpoint, value stocks outpaced growth among all market capitalizations. Commodities, as measured by the Bloomberg Commodity Index, rose 40.28% for the 12 months.

Within fixed income, U.S. taxable investment-grade bonds returned -0.70%, according to the Bloomberg U.S. Aggregate Bond Index. Within the index, corporate bonds rose 1.21%, topping the -3.01% return of U.S. Treasuries. Mortgage-backed securities, meanwhile, gained 0.03%, outpacing Treasuries and the broader taxable bond market. Outside the index, U.S. corporate high-yield bonds (+10.75%), leveraged loans (+10.04%), Treasury Inflation-Protected Securities (+6.90%) and emerging-markets debt (+3.57%) gained.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds℠ ranged from about 8% to 20%, with performance trending higher among the Funds for investors with a longer retirement horizon. Funds for investors with a greater number years to invest in retirement – those with more exposure to equities and lower allocations to fixed-income and short-term securities – fared a bit better than those that invest in a greater percentage of fixed-income and short-term debt, and less equity exposure. Each Fidelity Simplicity RMD Fund outperformed its Composite index, primarily due to outperformance among the underlying investment portfolios. Specifically, an investment in Fidelity® Series Investment Grade Bond Fund gained 1.93% for the 12 months, topping the -0.70% of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Funds also benefited from strong performance among underlying U.S. equity and non-U.S. equity funds. In the former asset class, Fidelity® Series Intrinsic Opportunities Fund (+53.18%) outpaced the 38.73% advance of its benchmark, the Russell 3000® Index. In non-U.S. equities, Fidelity® Series Emerging Markets Fund (+24.58%) outperformed the 20.66% result of the MSCI Emerging Markets Index. Active asset allocation decisions also provided a boost to the Funds’ relative performance this period. In particular, underweighting investment-grade bonds, a non-Composite allocation to commodities and an overweighting in non-U.S. equities notably contributed to the Funds' relative results. Conversely, underweighting U.S. equities notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  In May, the FIAA Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.7
Fidelity Series Government Money Market Fund 0.07%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Overseas Fund	1.8
Fidelity Series International Growth Fund	1.8
Fidelity Series International Value Fund	1.8
90.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.0%
International Equity Funds	12.6%
Bond Funds	55.6%
Short-Term Funds	22.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	9,107	$117,753
Fidelity Series Blue Chip Growth Fund (a)	9,543	184,558
Fidelity Series Commodity Strategy Fund (a)	221,246	1,250,041
Fidelity Series Growth Company Fund (a)	17,631	468,461
Fidelity Series Intrinsic Opportunities Fund (a)	21,566	483,299
Fidelity Series Large Cap Stock Fund (a)	21,288	420,870
Fidelity Series Large Cap Value Index Fund (a)	10,091	157,211
Fidelity Series Opportunistic Insights Fund (a)	10,496	242,767
Fidelity Series Small Cap Discovery Fund (a)	3,715	52,822
Fidelity Series Small Cap Opportunities Fund (a)	9,688	175,153
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,511	358,776
Fidelity Series Value Discovery Fund (a)	16,230	275,756
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,080,699)		4,187,467

International Equity Funds - 12.6%
Fidelity Series Canada Fund (a)	21,711	304,600
Fidelity Series Emerging Markets Fund (a)	24,242	272,236
Fidelity Series Emerging Markets Opportunities Fund (a)	99,980	2,497,496
Fidelity Series International Growth Fund (a)	41,100	828,159
Fidelity Series International Small Cap Fund (a)	10,976	255,291
Fidelity Series International Value Fund (a)	73,010	821,363
Fidelity Series Overseas Fund (a)	58,462	830,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,443,820)		5,809,311

Bond Funds - 55.6%
Fidelity Series Emerging Markets Debt Fund (a)	27,119	253,021
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,992	82,482
Fidelity Series Floating Rate High Income Fund (a)	5,280	48,630
Fidelity Series High Income Fund (a)	30,416	291,691
Fidelity Series Inflation-Protected Bond Index Fund (a)	495,005	5,558,910
Fidelity Series International Credit Fund (a)	1,797	18,276
Fidelity Series Investment Grade Bond Fund (a)	1,509,290	17,869,997
Fidelity Series Long-Term Treasury Bond Index Fund (a)	161,252	1,396,439
Fidelity Series Real Estate Income Fund (a)	14,954	176,012
TOTAL BOND FUNDS
(Cost $24,257,879)		25,695,458

Short-Term Funds - 22.8%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	8,563,212	8,563,212
Fidelity Series Short-Term Credit Fund (a)	193,373	1,968,540
TOTAL SHORT-TERM FUNDS
(Cost $10,496,482)		10,531,752
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,278,880)		46,223,988
NET OTHER ASSETS (LIABILITIES) - 0.0%		(636)
NET ASSETS - 100%		$46,223,352

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,760	$62,069	$74,850	$13,282	$4,479	$23,295	$117,753
Fidelity Series Blue Chip Growth Fund	179,516	133,758	143,431	57,470	16,912	(2,197)	184,558
Fidelity Series Canada Fund	193,503	144,484	107,616	4,430	5,011	69,218	304,600
Fidelity Series Commodity Strategy Fund	998,565	513,735	650,776	4,708	8,636	379,881	1,250,041
Fidelity Series Emerging Markets Debt Fund	265,275	87,686	104,175	11,875	(5,177)	9,412	253,021
Fidelity Series Emerging Markets Debt Local Currency Fund	--	103,410	21,740	1,193	(80)	892	82,482
Fidelity Series Emerging Markets Fund	279,906	127,860	196,305	4,357	13,934	46,841	272,236
Fidelity Series Emerging Markets Opportunities Fund	2,551,158	1,258,346	1,859,697	83,693	181,434	366,255	2,497,496
Fidelity Series Floating Rate High Income Fund	54,707	18,037	27,006	2,311	(685)	3,577	48,630
Fidelity Series Government Money Market Fund 0.07%	7,738,767	3,847,640	3,023,195	9,712	--	--	8,563,212
Fidelity Series Growth Company Fund	411,967	348,517	359,257	111,599	31,988	35,246	468,461
Fidelity Series High Income Fund	310,576	99,326	132,081	16,443	(373)	14,243	291,691
Fidelity Series Inflation-Protected Bond Index Fund	4,786,140	1,885,044	1,428,035	64,152	4,940	310,821	5,558,910
Fidelity Series International Credit Fund	17,451	1,197	--	1,197	--	(372)	18,276
Fidelity Series International Growth Fund	583,270	482,686	324,227	89,417	11,239	75,191	828,159
Fidelity Series International Small Cap Fund	172,322	97,720	81,419	1,682	4,090	62,578	255,291
Fidelity Series International Value Fund	581,476	432,787	372,275	17,480	545	178,830	821,363
Fidelity Series Intrinsic Opportunities Fund	417,759	258,887	377,692	19,294	28,074	156,271	483,299
Fidelity Series Investment Grade Bond Fund	15,391,989	7,450,808	4,336,612	965,393	(33,688)	(602,500)	17,869,997
Fidelity Series Large Cap Stock Fund	366,267	233,418	314,619	21,782	22,134	113,670	420,870
Fidelity Series Large Cap Value Index Fund	128,091	81,935	100,295	3,088	6,062	41,418	157,211
Fidelity Series Long-Term Treasury Bond Index Fund	922,882	1,036,800	375,352	100,810	(26,545)	(161,346)	1,396,439
Fidelity Series Opportunistic Insights Fund	211,581	159,888	160,234	35,552	7,231	24,301	242,767
Fidelity Series Overseas Fund	584,417	384,219	316,658	7,145	17,843	160,345	830,166
Fidelity Series Real Estate Income Fund	166,487	60,697	81,386	8,957	(1,553)	31,767	176,012
Fidelity Series Short-Term Credit Fund	1,767,894	630,135	415,652	35,807	737	(14,574)	1,968,540
Fidelity Series Small Cap Discovery Fund	45,460	24,208	34,030	6,383	2,621	14,563	52,822
Fidelity Series Small Cap Opportunities Fund	151,571	75,400	112,611	3,492	11,755	49,038	175,153
Fidelity Series Stock Selector Large Cap Value Fund	303,844	188,820	257,489	7,530	10,156	113,445	358,776
Fidelity Series Value Discovery Fund	230,711	144,188	191,486	5,638	11,800	80,543	275,756
Total	$39,916,312	$20,373,705	$15,980,201	$1,715,872	$333,520	$1,580,652	$46,223,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,187,467	$4,187,467	$--	$--
International Equity Funds	5,809,311	5,809,311	--	--
Bond Funds	25,695,458	25,695,458	--	--
Short-Term Funds	10,531,752	10,531,752	--	--
Total Investments in Securities:	$46,223,988	$46,223,988	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $42,278,880)	$46,223,988
Total Investment in Securities (cost $42,278,880)		$46,223,988
Cash		209
Receivable for investments sold		223,524
Receivable for fund shares sold		2,057
Total assets		46,449,778
Liabilities
Payable for investments purchased	$207,270
Payable for fund shares redeemed	1,449
Accrued management fee	17,707
Total liabilities		226,426
Net Assets		$46,223,352
Net Assets consist of:
Paid in capital		$41,852,601
Total accumulated earnings (loss)		4,370,751
Net Assets		$46,223,352
Net Asset Value, offering price and redemption price per share ($46,223,352 ÷ 717,809 shares)		$64.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$606,364
Expenses
Management fee	$203,619
Independent trustees' fees and expenses	122
Total expenses		203,741
Net investment income (loss)		402,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	333,520
Capital gain distributions from underlying funds:
Affiliated issuers	1,109,508
Total net realized gain (loss)		1,443,028
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,580,652
Total change in net unrealized appreciation (depreciation)		1,580,652
Net gain (loss)		3,023,680
Net increase (decrease) in net assets resulting from operations		$3,426,303

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$402,623	$375,404
Net realized gain (loss)	1,443,028	98,502
Change in net unrealized appreciation (depreciation)	1,580,652	1,161,284
Net increase (decrease) in net assets resulting from operations	3,426,303	1,635,190
Distributions to shareholders	(1,169,928)	(594,132)
Share transactions
Proceeds from sales of shares	15,818,752	7,404,737
Issued in exchange for the shares of Fidelity Simplicity RMD 2005 Fund	--	15,422,197
Reinvestment of distributions	1,069,833	519,797
Cost of shares redeemed	(12,829,668)	(5,624,620)
Net increase (decrease) in net assets resulting from share transactions	4,058,917	17,722,111
Total increase (decrease) in net assets	6,315,292	18,763,169
Net Assets
Beginning of period	39,908,060	21,144,891
End of period	$46,223,352	$39,908,060
Other Information
Shares
Sold	251,018	125,402
Issued in exchange for the shares of Fidelity Simplicity RMD 2005 Fund	--	254,282
Issued in reinvestment of distributions	17,107	8,825
Redeemed	(203,399)	(96,736)
Net increase (decrease)	64,726	291,773

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.11	$58.52	$57.61	$61.22	$58.62
Income from Investment Operations
Net investment income (loss)A	.572	.950	1.164	1.013	.923
Net realized and unrealized gain (loss)	4.418	3.181	1.632	.513	2.703
Total from investment operations	4.990	4.131	2.796	1.526	3.626
Distributions from net investment income	(.562)	(1.020)	(1.163)	(.986)	(.847)
Distributions from net realized gain	(1.138)	(.521)	(.723)	(4.150)	(.179)
Total distributions	(1.700)	(1.541)	(1.886)	(5.136)	(1.026)
Net asset value, end of period	$64.40	$61.11	$58.52	$57.61	$61.22
Total ReturnB	8.26%	7.19%	5.03%	2.61%	6.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.46%	.47%	.08%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.08%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.08%
Net investment income (loss)	.91%	1.62%	2.04%	1.74%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$46,223	$39,908	$21,145	$13,457	$9,783
Portfolio turnover rateE	37%	42%F	38%	46%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.6
Fidelity Series Government Money Market Fund 0.07%	16.3
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Overseas Fund	2.3
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
86.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.6%
International Equity Funds	14.9%
Bond Funds	52.5%
Short-Term Funds	20.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 12.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,548	$58,800
Fidelity Series Blue Chip Growth Fund (a)	4,765	92,155
Fidelity Series Commodity Strategy Fund (a)	70,992	401,107
Fidelity Series Growth Company Fund (a)	8,804	233,911
Fidelity Series Intrinsic Opportunities Fund (a)	10,769	241,327
Fidelity Series Large Cap Stock Fund (a)	10,630	210,153
Fidelity Series Large Cap Value Index Fund (a)	5,039	78,511
Fidelity Series Opportunistic Insights Fund (a)	5,241	121,223
Fidelity Series Small Cap Discovery Fund (a)	1,855	26,376
Fidelity Series Small Cap Opportunities Fund (a)	4,838	87,463
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,740	179,155
Fidelity Series Value Discovery Fund (a)	8,105	137,702
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,384,987)		1,867,883

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	8,759	122,883
Fidelity Series Emerging Markets Fund (a)	8,786	98,670
Fidelity Series Emerging Markets Opportunities Fund (a)	35,780	893,789
Fidelity Series International Growth Fund (a)	16,558	333,648
Fidelity Series International Small Cap Fund (a)	4,418	102,766
Fidelity Series International Value Fund (a)	29,413	330,897
Fidelity Series Overseas Fund (a)	23,553	334,458
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,712,829)		2,217,111

Bond Funds - 52.5%
Fidelity Series Emerging Markets Debt Fund (a)	8,716	81,323
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,578	26,604
Fidelity Series Floating Rate High Income Fund (a)	1,704	15,689
Fidelity Series High Income Fund (a)	9,762	93,614
Fidelity Series Inflation-Protected Bond Index Fund (a)	145,070	1,629,139
Fidelity Series International Credit Fund (a)	389	3,954
Fidelity Series Investment Grade Bond Fund (a)	458,110	5,424,018
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,742	448,084
Fidelity Series Real Estate Income Fund (a)	4,799	56,479
TOTAL BOND FUNDS
(Cost $7,375,063)		7,778,904

Short-Term Funds - 20.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	2,408,196	2,408,196
Fidelity Series Short-Term Credit Fund (a)	54,402	553,816
TOTAL SHORT-TERM FUNDS
(Cost $2,953,506)		2,962,012
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,426,385)		14,825,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		(262)
NET ASSETS - 100%		$14,825,648

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$49,369	$29,125	$32,999	$5,955	$(168)	$13,473	$58,800
Fidelity Series Blue Chip Growth Fund	86,241	63,309	64,423	27,327	7,186	(158)	92,155
Fidelity Series Canada Fund	75,778	56,647	38,469	1,692	1,395	27,532	122,883
Fidelity Series Commodity Strategy Fund	277,850	179,196	171,262	1,329	667	114,656	401,107
Fidelity Series Emerging Markets Debt Fund	72,849	29,595	22,500	3,408	(1,021)	2,400	81,323
Fidelity Series Emerging Markets Debt Local Currency Fund	--	31,218	5,032	332	6	412	26,604
Fidelity Series Emerging Markets Fund	88,041	48,391	56,265	1,362	2,094	16,409	98,670
Fidelity Series Emerging Markets Opportunities Fund	803,191	466,510	544,134	26,040	30,434	137,788	893,789
Fidelity Series Floating Rate High Income Fund	15,140	6,138	6,383	649	(121)	915	15,689
Fidelity Series Government Money Market Fund 0.07%	1,785,497	1,227,993	605,294	2,256	--	--	2,408,196
Fidelity Series Growth Company Fund	197,907	157,097	154,569	51,644	18,033	15,443	233,911
Fidelity Series High Income Fund	82,140	34,905	27,341	4,539	(120)	4,030	93,614
Fidelity Series Inflation-Protected Bond Index Fund	1,184,604	617,528	260,403	15,904	631	86,779	1,629,139
Fidelity Series International Credit Fund	3,776	258	--	259	--	(80)	3,954
Fidelity Series International Growth Fund	228,396	192,909	123,056	34,168	4,738	30,661	333,648
Fidelity Series International Small Cap Fund	67,482	37,755	28,860	650	1,132	25,257	102,766
Fidelity Series International Value Fund	227,699	170,392	135,851	6,680	231	68,426	330,897
Fidelity Series Intrinsic Opportunities Fund	200,705	122,637	166,730	9,052	9,539	75,176	241,327
Fidelity Series Investment Grade Bond Fund	3,979,425	2,485,560	890,753	254,119	(11,625)	(138,589)	5,424,018
Fidelity Series Large Cap Stock Fund	175,956	111,977	140,342	10,351	6,716	55,846	210,153
Fidelity Series Large Cap Value Index Fund	61,534	36,135	41,159	1,427	1,983	20,018	78,511
Fidelity Series Long-Term Treasury Bond Index Fund	256,889	325,761	87,303	28,064	(8,120)	(39,143)	448,084
Fidelity Series Opportunistic Insights Fund	101,646	71,036	67,181	16,404	3,160	12,562	121,223
Fidelity Series Overseas Fund	228,853	156,387	120,723	2,730	4,864	65,077	334,458
Fidelity Series Real Estate Income Fund	45,370	20,634	18,203	2,434	(81)	8,759	56,479
Fidelity Series Short-Term Credit Fund	456,820	185,049	84,648	9,298	625	(4,030)	553,816
Fidelity Series Small Cap Discovery Fund	21,840	12,733	15,871	3,269	646	7,028	26,376
Fidelity Series Small Cap Opportunities Fund	72,816	36,679	50,313	1,637	4,829	23,452	87,463
Fidelity Series Stock Selector Large Cap Value Fund	145,966	86,601	110,593	3,476	3,915	53,266	179,155
Fidelity Series Value Discovery Fund	110,836	67,189	83,109	2,603	3,746	39,040	137,702
Total	$11,104,616	$7,067,344	$4,153,769	$529,058	$85,314	$722,405	$14,825,910

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,867,883	$1,867,883	$--	$--
International Equity Funds	2,217,111	2,217,111	--	--
Bond Funds	7,778,904	7,778,904	--	--
Short-Term Funds	2,962,012	2,962,012	--	--
Total Investments in Securities:	$14,825,910	$14,825,910	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,426,385)	$14,825,910
Total Investment in Securities (cost $13,426,385)		$14,825,910
Cash		32
Receivable for investments sold		72,161
Receivable for fund shares sold		20,000
Total assets		14,918,103
Liabilities
Payable for investments purchased	$82,301
Payable for fund shares redeemed	4,000
Accrued management fee	6,154
Total liabilities		92,455
Net Assets		$14,825,648
Net Assets consist of:
Paid in capital		$13,297,767
Total accumulated earnings (loss)		1,527,881
Net Assets		$14,825,648
Net Asset Value, offering price and redemption price per share ($14,825,648 ÷ 247,573 shares)		$59.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$176,885
Expenses
Management fee	$64,263
Independent trustees' fees and expenses	35
Total expenses		64,298
Net investment income (loss)		112,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85,314
Capital gain distributions from underlying funds:
Affiliated issuers	352,173
Total net realized gain (loss)		437,487
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	722,405
Total change in net unrealized appreciation (depreciation)		722,405
Net gain (loss)		1,159,892
Net increase (decrease) in net assets resulting from operations		$1,272,479

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,587	$184,617
Net realized gain (loss)	437,487	75,102
Change in net unrealized appreciation (depreciation)	722,405	477,912
Net increase (decrease) in net assets resulting from operations	1,272,479	737,631
Distributions to shareholders	(360,767)	(350,327)
Share transactions
Proceeds from sales of shares	4,861,437	3,418,223
Reinvestment of distributions	329,623	314,199
Cost of shares redeemed	(2,381,848)	(3,563,043)
Net increase (decrease) in net assets resulting from share transactions	2,809,212	169,379
Total increase (decrease) in net assets	3,720,924	556,683
Net Assets
Beginning of period	11,104,724	10,548,041
End of period	$14,825,648	$11,104,724
Other Information
Shares
Sold	83,590	63,449
Issued in reinvestment of distributions	5,737	5,847
Redeemed	(40,928)	(67,160)
Net increase (decrease)	48,399	2,136

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.75	$53.53	$53.40	$60.82	$57.20
Income from Investment Operations
Net investment income (loss)A	.508	.888	1.026	.877	.906
Net realized and unrealized gain (loss)	5.365	3.009	1.329	1.285	4.242
Total from investment operations	5.873	3.897	2.355	2.162	5.148
Distributions from net investment income	(.533)	(.908)	(1.028)	(.850)	(.848)
Distributions from net realized gain	(1.210)	(.769)	(1.197)	(8.732)	(.680)
Total distributions	(1.743)	(1.677)	(2.225)	(9.582)	(1.528)
Net asset value, end of period	$59.88	$55.75	$53.53	$53.40	$60.82
Total ReturnB	10.69%	7.44%	4.66%	3.98%	9.20%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.51%	.52%	.53%	.08%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.53%	.08%
Expenses net of all reductions	.50%	.51%	.52%	.53%	.08%
Net investment income (loss)	.88%	1.66%	1.97%	1.62%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$14,826	$11,105	$10,548	$6,867	$5,933
Portfolio turnover rateE	32%	51%	32%	44%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.1
Fidelity Series Government Money Market Fund 0.07%	12.9
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Short-Term Credit Fund	3.0
Fidelity Series Overseas Fund	3.0
Fidelity Series International Growth Fund	2.9
Fidelity Series International Value Fund	2.9
Fidelity Series Commodity Strategy Fund	2.7
80.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.1%
International Equity Funds	18.6%
Bond Funds	47.4%
Short-Term Funds	15.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	14,949	$193,288
Fidelity Series Blue Chip Growth Fund (a)	15,663	302,928
Fidelity Series Commodity Strategy Fund (a)	150,337	849,404
Fidelity Series Growth Company Fund (a)	28,940	768,927
Fidelity Series Intrinsic Opportunities Fund (a)	35,399	793,290
Fidelity Series Large Cap Stock Fund (a)	34,943	690,818
Fidelity Series Large Cap Value Index Fund (a)	16,565	258,076
Fidelity Series Opportunistic Insights Fund (a)	17,228	398,491
Fidelity Series Small Cap Discovery Fund (a)	6,097	86,700
Fidelity Series Small Cap Opportunities Fund (a)	15,902	287,500
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,592	588,915
Fidelity Series Value Discovery Fund (a)	26,642	452,649
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,201,636)		5,670,986

International Equity Funds - 18.6%
Fidelity Series Canada Fund (a)	24,345	341,561
Fidelity Series Emerging Markets Fund (a)	21,615	242,737
Fidelity Series Emerging Markets Opportunities Fund (a)	87,908	2,195,952
Fidelity Series International Growth Fund (a)	46,004	926,988
Fidelity Series International Small Cap Fund (a)	12,272	285,440
Fidelity Series International Value Fund (a)	81,721	919,358
Fidelity Series Overseas Fund (a)	65,439	929,231
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,509,694)		5,841,267

Bond Funds - 47.4%
Fidelity Series Emerging Markets Debt Fund (a)	18,449	172,129
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,519	56,952
Fidelity Series Floating Rate High Income Fund (a)	3,664	33,749
Fidelity Series High Income Fund (a)	20,672	198,248
Fidelity Series Inflation-Protected Bond Index Fund (a)	265,172	2,977,887
Fidelity Series International Credit Fund (a)	515	5,238
Fidelity Series Investment Grade Bond Fund (a)	876,278	10,375,135
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,574	948,913
Fidelity Series Real Estate Income Fund (a)	10,162	119,607
TOTAL BOND FUNDS
(Cost $14,186,923)		14,887,858

Short-Term Funds - 15.9%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	4,045,829	4,045,829
Fidelity Series Short-Term Credit Fund (a)	91,406	930,515
TOTAL SHORT-TERM FUNDS
(Cost $4,962,230)		4,976,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,860,483)		31,376,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(673)
NET ASSETS - 100%		$31,375,782

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$143,535	$86,631	$79,397	$20,574	$1,675	$40,844	$193,288
Fidelity Series Blue Chip Growth Fund	250,751	191,432	164,259	84,104	19,615	5,389	302,928
Fidelity Series Canada Fund	197,722	148,266	90,270	4,958	4,694	81,149	341,561
Fidelity Series Commodity Strategy Fund	539,433	374,251	309,050	2,626	7,485	237,285	849,404
Fidelity Series Emerging Markets Debt Fund	138,625	71,253	40,373	7,190	(2,455)	5,079	172,129
Fidelity Series Emerging Markets Debt Local Currency Fund	--	64,932	8,765	733	30	755	56,952
Fidelity Series Emerging Markets Fund	194,066	105,553	100,254	3,393	4,141	39,231	242,737
Fidelity Series Emerging Markets Opportunities Fund	1,769,215	1,122,702	1,087,177	64,468	45,806	345,406	2,195,952
Fidelity Series Floating Rate High Income Fund	29,542	15,160	12,616	1,384	(226)	1,889	33,749
Fidelity Series Government Money Market Fund 0.07%	2,816,985	2,284,060	1,055,216	3,874	--	--	4,045,829
Fidelity Series Growth Company Fund	575,424	470,261	375,672	171,406	29,883	69,031	768,927
Fidelity Series High Income Fund	155,170	80,077	45,198	9,530	(106)	8,305	198,248
Fidelity Series Inflation-Protected Bond Index Fund	1,988,218	1,243,684	412,652	30,034	1,367	157,270	2,977,887
Fidelity Series International Credit Fund	5,002	342	--	343	--	(106)	5,238
Fidelity Series International Growth Fund	596,006	522,105	291,508	100,101	7,087	93,298	926,988
Fidelity Series International Small Cap Fund	176,079	99,179	65,669	1,917	2,866	72,985	285,440
Fidelity Series International Value Fund	594,145	465,313	343,666	19,575	2,843	200,723	919,358
Fidelity Series Intrinsic Opportunities Fund	583,593	379,284	450,455	28,802	37,137	243,731	793,290
Fidelity Series Investment Grade Bond Fund	6,950,369	5,222,198	1,510,022	475,900	(20,405)	(267,005)	10,375,135
Fidelity Series Large Cap Stock Fund	511,594	322,779	353,521	31,603	25,570	184,396	690,818
Fidelity Series Large Cap Value Index Fund	178,909	106,553	100,463	4,728	5,706	67,371	258,076
Fidelity Series Long-Term Treasury Bond Index Fund	498,715	713,632	158,847	60,738	(13,736)	(90,851)	948,913
Fidelity Series Opportunistic Insights Fund	295,536	211,128	158,148	54,278	7,922	42,053	398,491
Fidelity Series Overseas Fund	597,175	417,457	288,697	7,998	12,497	190,799	929,231
Fidelity Series Real Estate Income Fund	90,338	45,602	35,282	5,150	(377)	19,326	119,607
Fidelity Series Short-Term Credit Fund	647,615	370,315	82,069	14,189	386	(5,732)	930,515
Fidelity Series Small Cap Discovery Fund	63,508	38,458	41,117	10,529	4,006	21,845	86,700
Fidelity Series Small Cap Opportunities Fund	211,714	113,016	129,206	5,238	6,758	85,218	287,500
Fidelity Series Stock Selector Large Cap Value Fund	424,385	255,256	280,656	11,513	12,372	177,558	588,915
Fidelity Series Value Discovery Fund	322,262	194,196	205,486	8,623	12,778	128,899	452,649
Total	$21,545,631	$15,735,075	$8,275,711	$1,245,499	$215,319	$2,156,141	$31,376,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,670,986	$5,670,986	$--	$--
International Equity Funds	5,841,267	5,841,267	--	--
Bond Funds	14,887,858	14,887,858	--	--
Short-Term Funds	4,976,344	4,976,344	--	--
Total Investments in Securities:	$31,376,455	$31,376,455	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,860,483)	$31,376,455
Total Investment in Securities (cost $27,860,483)		$31,376,455
Cash		2
Receivable for investments sold		176,598
Receivable for fund shares sold		6,207
Total assets		31,559,262
Liabilities
Payable for investments purchased	$168,905
Payable for fund shares redeemed	273
Accrued management fee	14,302
Total liabilities		183,480
Net Assets		$31,375,782
Net Assets consist of:
Paid in capital		$27,443,117
Total accumulated earnings (loss)		3,932,665
Net Assets		$31,375,782
Net Asset Value, offering price and redemption price per share ($31,375,782 ÷ 459,967 shares)		$68.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$388,273
Expenses
Management fee	$150,939
Independent trustees' fees and expenses	74
Total expenses		151,013
Net investment income (loss)		237,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	215,319
Capital gain distributions from underlying funds:
Affiliated issuers	857,226
Total net realized gain (loss)		1,072,545
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,156,141
Total change in net unrealized appreciation (depreciation)		2,156,141
Net gain (loss)		3,228,686
Net increase (decrease) in net assets resulting from operations		$3,465,946

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,260	$334,541
Net realized gain (loss)	1,072,545	220,095
Change in net unrealized appreciation (depreciation)	2,156,141	995,027
Net increase (decrease) in net assets resulting from operations	3,465,946	1,549,663
Distributions to shareholders	(798,812)	(743,628)
Share transactions
Proceeds from sales of shares	10,741,128	5,195,147
Reinvestment of distributions	757,214	657,979
Cost of shares redeemed	(4,335,415)	(6,035,894)
Net increase (decrease) in net assets resulting from share transactions	7,162,927	(182,768)
Total increase (decrease) in net assets	9,830,061	623,267
Net Assets
Beginning of period	21,545,721	20,922,454
End of period	$31,375,782	$21,545,721
Other Information
Shares
Sold	165,271	87,822
Issued in reinvestment of distributions	11,765	11,051
Redeemed	(65,729)	(102,387)
Net increase (decrease)	111,307	(3,514)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.80	$59.41	$59.14	$64.98	$60.62
Income from Investment Operations
Net investment income (loss)A	.565	.947	1.093	.869	.950
Net realized and unrealized gain (loss)	7.894	3.526	1.336	2.076	5.023
Total from investment operations	8.459	4.473	2.429	2.945	5.973
Distributions from net investment income	(.598)	(.987)	(1.092)	(.877)	(.906)
Distributions from net realized gain	(1.451)	(1.096)	(1.067)	(7.908)	(.707)
Total distributions	(2.049)	(2.083)	(2.159)	(8.785)	(1.613)
Net asset value, end of period	$68.21	$61.80	$59.41	$59.14	$64.98
Total ReturnB	13.92%	7.71%	4.36%	5.00%	10.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.57%	.58%	.09%
Expenses net of fee waivers, if any	.55%	.55%	.57%	.58%	.09%
Expenses net of all reductions	.55%	.55%	.57%	.57%	.09%
Net investment income (loss)	.86%	1.60%	1.89%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$31,376	$21,546	$20,922	$13,754	$7,287
Portfolio turnover rateE	30%	48%	28%	44%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.3
Fidelity Series Government Money Market Fund 0.07%	9.5
Fidelity Series Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Overseas Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series International Value Fund	3.6
Fidelity Series Intrinsic Opportunities Fund	3.4
Fidelity Series Growth Company Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.6%
International Equity Funds	22.3%
Bond Funds	42.4%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	43,702	$565,064
Fidelity Series Blue Chip Growth Fund (a)	45,790	885,570
Fidelity Series Commodity Strategy Fund (a)	324,162	1,831,514
Fidelity Series Growth Company Fund (a)	84,603	2,247,905
Fidelity Series Intrinsic Opportunities Fund (a)	103,486	2,319,118
Fidelity Series Large Cap Stock Fund (a)	102,152	2,019,542
Fidelity Series Large Cap Value Index Fund (a)	48,425	754,463
Fidelity Series Opportunistic Insights Fund (a)	50,366	1,164,967
Fidelity Series Small Cap Discovery Fund (a)	17,824	253,455
Fidelity Series Small Cap Opportunities Fund (a)	46,487	840,478
Fidelity Series Stock Selector Large Cap Value Fund (a)	112,820	1,721,639
Fidelity Series Value Discovery Fund (a)	77,886	1,323,278
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,926,032)		15,926,993

International Equity Funds - 22.3%
Fidelity Series Canada Fund (a)	65,021	912,246
Fidelity Series Emerging Markets Fund (a)	53,039	595,625
Fidelity Series Emerging Markets Opportunities Fund (a)	215,695	5,388,072
Fidelity Series International Growth Fund (a)	122,863	2,475,681
Fidelity Series International Small Cap Fund (a)	32,772	762,272
Fidelity Series International Value Fund (a)	218,251	2,455,324
Fidelity Series Overseas Fund (a)	174,765	2,481,665
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,703,257)		15,070,885

Bond Funds - 42.4%
Fidelity Series Emerging Markets Debt Fund (a)	39,880	372,077
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,799	121,765
Fidelity Series Floating Rate High Income Fund (a)	7,887	72,640
Fidelity Series High Income Fund (a)	44,577	427,495
Fidelity Series Inflation-Protected Bond Index Fund (a)	496,236	5,572,729
Fidelity Series International Credit Fund (a)	1,191	12,108
Fidelity Series Investment Grade Bond Fund (a)	1,673,829	19,818,139
Fidelity Series Long-Term Treasury Bond Index Fund (a)	236,276	2,046,153
Fidelity Series Real Estate Income Fund (a)	21,912	257,908
TOTAL BOND FUNDS
(Cost $27,288,631)		28,701,014

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	6,433,970	6,433,970
Fidelity Series Short-Term Credit Fund (a)	145,339	1,479,554
TOTAL SHORT-TERM FUNDS
(Cost $7,890,110)		7,913,524
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,808,030)		67,612,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,402)
NET ASSETS - 100%		$67,611,014

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$439,010	$229,503	$226,044	$59,269	$(1,525)	$124,120	$565,064
Fidelity Series Blue Chip Growth Fund	766,761	558,475	505,736	251,438	52,838	13,232	885,570
Fidelity Series Canada Fund	569,293	352,872	239,023	13,546	4,851	224,253	912,246
Fidelity Series Commodity Strategy Fund	1,239,137	800,364	733,766	5,974	10,609	515,170	1,831,514
Fidelity Series Emerging Markets Debt Fund	311,907	137,479	82,820	15,460	(1,191)	6,702	372,077
Fidelity Series Emerging Markets Debt Local Currency Fund	--	137,890	17,946	1,545	(171)	1,992	121,765
Fidelity Series Emerging Markets Fund	498,467	252,091	257,829	8,322	3,598	99,298	595,625
Fidelity Series Emerging Markets Opportunities Fund	4,540,532	2,354,533	2,427,826	156,911	43,286	877,547	5,388,072
Fidelity Series Floating Rate High Income Fund	67,440	27,957	26,321	2,983	(329)	3,893	72,640
Fidelity Series Government Money Market Fund 0.07%	4,814,731	3,640,405	2,021,166	6,263	--	--	6,433,970
Fidelity Series Growth Company Fund	1,759,299	1,328,720	1,136,327	489,725	96,382	199,831	2,247,905
Fidelity Series High Income Fund	352,851	153,452	96,221	20,549	457	16,956	427,495
Fidelity Series Inflation-Protected Bond Index Fund	3,939,180	2,216,679	881,289	56,546	1,946	296,213	5,572,729
Fidelity Series International Credit Fund	11,561	793	--	794	--	(246)	12,108
Fidelity Series International Growth Fund	1,715,032	1,334,300	843,938	273,513	15,295	254,992	2,475,681
Fidelity Series International Small Cap Fund	507,051	218,631	169,148	5,252	4,606	201,132	762,272
Fidelity Series International Value Fund	1,709,824	1,109,514	905,347	53,496	(4,447)	545,780	2,455,324
Fidelity Series Intrinsic Opportunities Fund	1,784,339	984,823	1,250,017	84,917	60,071	739,902	2,319,118
Fidelity Series Investment Grade Bond Fund	14,059,713	9,718,075	3,411,206	915,855	(39,272)	(509,171)	19,818,139
Fidelity Series Large Cap Stock Fund	1,564,150	851,771	990,754	94,551	49,896	544,479	2,019,542
Fidelity Series Large Cap Value Index Fund	547,133	277,315	277,850	13,731	11,459	196,406	754,463
Fidelity Series Long-Term Treasury Bond Index Fund	1,145,352	1,509,118	385,340	130,503	(47,635)	(175,342)	2,046,153
Fidelity Series Opportunistic Insights Fund	903,672	576,526	459,430	156,498	20,175	124,024	1,164,967
Fidelity Series Overseas Fund	1,718,410	1,031,652	814,943	21,849	19,576	526,970	2,481,665
Fidelity Series Real Estate Income Fund	203,622	84,319	70,244	11,098	(12)	40,223	257,908
Fidelity Series Short-Term Credit Fund	1,072,739	615,732	200,260	23,168	636	(9,293)	1,479,554
Fidelity Series Small Cap Discovery Fund	194,377	109,683	123,672	30,682	4,108	68,959	253,455
Fidelity Series Small Cap Opportunities Fund	647,437	313,168	382,478	15,418	15,709	246,642	840,478
Fidelity Series Stock Selector Large Cap Value Fund	1,297,543	666,096	782,954	33,414	37,573	503,381	1,721,639
Fidelity Series Value Discovery Fund	985,378	509,974	577,280	25,030	24,347	380,859	1,323,278
Total	$49,365,941	$32,101,910	$20,297,175	$2,978,300	$382,836	$6,058,904	$67,612,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$15,926,993	$15,926,993	$--	$--
International Equity Funds	15,070,885	15,070,885	--	--
Bond Funds	28,701,014	28,701,014	--	--
Short-Term Funds	7,913,524	7,913,524	--	--
Total Investments in Securities:	$67,612,416	$67,612,416	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $58,808,030)	$67,612,416
Total Investment in Securities (cost $58,808,030)		$67,612,416
Cash		187
Receivable for investments sold		448,994
Receivable for fund shares sold		30,664
Total assets		68,092,261
Liabilities
Payable for investments purchased	$345,864
Payable for fund shares redeemed	102,026
Accrued management fee	33,357
Total liabilities		481,247
Net Assets		$67,611,014
Net Assets consist of:
Paid in capital		$57,937,685
Total accumulated earnings (loss)		9,673,329
Net Assets		$67,611,014
Net Asset Value, offering price and redemption price per share ($67,611,014 ÷ 955,139 shares)		$70.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$870,295
Expenses
Management fee	$351,050
Independent trustees' fees and expenses	162
Total expenses		351,212
Net investment income (loss)		519,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	382,836
Capital gain distributions from underlying funds:
Affiliated issuers	2,108,005
Total net realized gain (loss)		2,490,841
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,058,904
Total change in net unrealized appreciation (depreciation)		6,058,904
Net gain (loss)		8,549,745
Net increase (decrease) in net assets resulting from operations		$9,068,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$519,083	$732,134
Net realized gain (loss)	2,490,841	398,279
Change in net unrealized appreciation (depreciation)	6,058,904	2,046,939
Net increase (decrease) in net assets resulting from operations	9,068,828	3,177,352
Distributions to shareholders	(1,657,535)	(1,766,670)
Share transactions
Proceeds from sales of shares	20,806,496	14,635,546
Reinvestment of distributions	1,593,342	1,672,437
Cost of shares redeemed	(11,565,134)	(11,359,065)
Net increase (decrease) in net assets resulting from share transactions	10,834,704	4,948,918
Total increase (decrease) in net assets	18,245,997	6,359,600
Net Assets
Beginning of period	49,365,017	43,005,417
End of period	$67,611,014	$49,365,017
Other Information
Shares
Sold	307,458	243,643
Issued in reinvestment of distributions	24,220	27,880
Redeemed	(170,385)	(195,913)
Net increase (decrease)	161,293	75,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.18	$59.88	$59.80	$64.06	$59.21
Income from Investment Operations
Net investment income (loss)A	.586	.930	1.031	.813	.924
Net realized and unrealized gain (loss)	9.999	3.672	1.221	2.708	5.363
Total from investment operations	10.585	4.602	2.252	3.521	6.287
Distributions from net investment income	(.617)	(.966)	(1.061)	(.810)	(.882)
Distributions from net realized gain	(1.358)	(1.336)	(1.111)	(6.971)	(.555)
Total distributions	(1.975)	(2.302)	(2.172)	(7.781)	(1.437)
Net asset value, end of period	$70.79	$62.18	$59.88	$59.80	$64.06
Total ReturnB	17.29%	7.88%	4.04%	6.01%	10.83%
Ratios to Average Net AssetsC,D
Expenses before reductions	.59%	.60%	.61%	.62%	.10%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.62%	.10%
Expenses net of all reductions	.59%	.60%	.61%	.62%	.10%
Net investment income (loss)	.87%	1.57%	1.78%	1.37%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$67,611	$49,365	$43,005	$26,667	$7,449
Portfolio turnover rateE	34%	48%	29%	29%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.8
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Government Money Market Fund 0.07%	6.6
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.3
Fidelity Series Growth Company Fund	4.1
Fidelity Series Large Cap Stock Fund	3.7
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.6%
International Equity Funds	25.6%
Bond Funds	37.7%
Short-Term Funds	8.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments July 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	9,145	$118,241
Fidelity Series Blue Chip Growth Fund (a)	9,581	185,299
Fidelity Series Commodity Strategy Fund (a)	54,688	308,989
Fidelity Series Growth Company Fund (a)	17,703	470,375
Fidelity Series Intrinsic Opportunities Fund (a)	21,655	485,286
Fidelity Series Large Cap Stock Fund (a)	21,376	422,597
Fidelity Series Large Cap Value Index Fund (a)	10,131	157,847
Fidelity Series Opportunistic Insights Fund (a)	10,539	243,775
Fidelity Series Small Cap Discovery Fund (a)	3,729	53,030
Fidelity Series Small Cap Opportunities Fund (a)	9,727	175,871
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,608	360,257
Fidelity Series Value Discovery Fund (a)	16,298	276,896
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,566,062)		3,258,463

International Equity Funds - 25.6%
Fidelity Series Canada Fund (a)	12,884	180,758
Fidelity Series Emerging Markets Fund (a)	9,897	111,138
Fidelity Series Emerging Markets Opportunities Fund (a)	40,426	1,009,838
Fidelity Series International Growth Fund (a)	24,348	490,612
Fidelity Series International Small Cap Fund (a)	6,495	151,078
Fidelity Series International Value Fund (a)	43,253	486,595
Fidelity Series Overseas Fund (a)	34,632	491,779
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,433,301)		2,921,798

Bond Funds - 37.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,717	62,672
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,967	20,297
Fidelity Series Floating Rate High Income Fund (a)	1,308	12,051
Fidelity Series High Income Fund (a)	7,521	72,122
Fidelity Series Inflation-Protected Bond Index Fund (a)	71,179	799,344
Fidelity Series International Credit Fund (a)	322	3,271
Fidelity Series Investment Grade Bond Fund (a)	248,453	2,941,683
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,880	345,359
Fidelity Series Real Estate Income Fund (a)	3,697	43,508
TOTAL BOND FUNDS
(Cost $4,217,701)		4,300,307

Short-Term Funds - 8.1%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	747,026	747,026
Fidelity Series Short-Term Credit Fund (a)	16,858	171,612
TOTAL SHORT-TERM FUNDS
(Cost $918,252)		918,638
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,135,316)		11,399,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		(287)
NET ASSETS - 100%		$11,398,919

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,221	$100,405	$64,579	$9,451	$1,047	$20,147	$118,241
Fidelity Series Blue Chip Growth Fund	106,955	188,620	124,174	37,843	3,028	10,870	185,299
Fidelity Series Canada Fund	76,813	141,829	75,780	1,949	1,090	36,806	180,758
Fidelity Series Commodity Strategy Fund	142,236	264,533	173,629	742	5,011	70,838	308,989
Fidelity Series Emerging Markets Debt Fund	35,262	51,597	24,847	2,165	(135)	795	62,672
Fidelity Series Emerging Markets Debt Local Currency Fund	--	27,838	7,723	211	(70)	252	20,297
Fidelity Series Emerging Markets Fund	62,604	101,086	64,696	1,103	(284)	12,428	111,138
Fidelity Series Emerging Markets Opportunities Fund	569,057	897,717	570,755	20,947	1,218	112,601	1,009,838
Fidelity Series Floating Rate High Income Fund	8,016	10,491	6,918	422	5	457	12,051
Fidelity Series Government Money Market Fund 0.07%	420,175	782,254	455,403	632	--	--	747,026
Fidelity Series Growth Company Fund	245,453	469,140	296,720	77,642	4,909	47,593	470,375
Fidelity Series High Income Fund	41,387	58,937	30,703	2,908	109	2,392	72,122
Fidelity Series Inflation-Protected Bond Index Fund	388,532	654,142	283,050	6,263	1,095	38,625	799,344
Fidelity Series International Credit Fund	2,814	540	16	214	1	(68)	3,271
Fidelity Series International Growth Fund	231,563	442,997	235,359	39,359	2,684	48,727	490,612
Fidelity Series International Small Cap Fund	68,415	108,721	59,987	749	898	33,031	151,078
Fidelity Series International Value Fund	230,864	417,419	246,822	7,698	4,664	80,470	486,595
Fidelity Series Intrinsic Opportunities Fund	248,953	416,778	311,637	12,727	6,254	124,938	485,286
Fidelity Series Investment Grade Bond Fund	1,431,741	2,672,999	1,110,429	106,947	(11,802)	(40,826)	2,941,683
Fidelity Series Large Cap Stock Fund	218,217	354,512	250,976	13,572	4,082	96,762	422,597
Fidelity Series Large Cap Value Index Fund	76,307	127,587	81,233	2,061	1,058	34,128	157,847
Fidelity Series Long-Term Treasury Bond Index Fund	131,274	354,543	116,353	16,648	(8,759)	(15,346)	345,359
Fidelity Series Opportunistic Insights Fund	126,057	217,143	128,097	24,012	2,229	26,443	243,775
Fidelity Series Overseas Fund	232,016	401,142	233,783	3,145	3,753	88,651	491,779
Fidelity Series Real Estate Income Fund	24,351	34,655	21,367	1,426	(114)	5,983	43,508
Fidelity Series Short-Term Credit Fund	60,183	158,866	46,816	1,760	51	(672)	171,612
Fidelity Series Small Cap Discovery Fund	27,090	46,527	32,298	5,727	668	11,043	53,030
Fidelity Series Small Cap Opportunities Fund	90,305	144,898	100,551	2,308	1,699	39,520	175,871
Fidelity Series Stock Selector Large Cap Value Fund	181,013	294,833	206,792	5,018	3,600	87,603	360,257
Fidelity Series Value Discovery Fund	137,460	223,206	151,960	3,758	2,680	65,510	276,896
Total	$5,676,334	$10,165,955	$5,513,453	$409,407	$30,669	$1,039,701	$11,399,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,258,463	$3,258,463	$--	$--
International Equity Funds	2,921,798	2,921,798	--	--
Bond Funds	4,300,307	4,300,307	--	--
Short-Term Funds	918,638	918,638	--	--
Total Investments in Securities:	$11,399,206	$11,399,206	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,135,316)	$11,399,206
Total Investment in Securities (cost $10,135,316)		$11,399,206
Receivable for investments sold		67,496
Receivable for fund shares sold		10,000
Total assets		11,476,702
Liabilities
Payable for investments purchased	$70,950
Payable for fund shares redeemed	804
Accrued management fee	6,029
Total liabilities		77,783
Net Assets		$11,398,919
Net Assets consist of:
Paid in capital		$9,960,808
Total accumulated earnings (loss)		1,438,111
Net Assets		$11,398,919
Net Asset Value, offering price and redemption price per share ($11,398,919 ÷ 906,892 shares)		$12.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2021
Investment Income
Dividends:
Affiliated issuers		$116,806
Expenses
Management fee	$53,524
Independent trustees' fees and expenses	22
Total expenses		53,546
Net investment income (loss)		63,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	30,669
Capital gain distributions from underlying funds:
Affiliated issuers	292,601
Total net realized gain (loss)		323,270
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,039,701
Total change in net unrealized appreciation (depreciation)		1,039,701
Net gain (loss)		1,362,971
Net increase (decrease) in net assets resulting from operations		$1,426,231

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2021	For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,260	$35,064
Net realized gain (loss)	323,270	6,715
Change in net unrealized appreciation (depreciation)	1,039,701	224,189
Net increase (decrease) in net assets resulting from operations	1,426,231	265,968
Distributions to shareholders	(211,257)	(42,833)
Share transactions
Proceeds from sales of shares	8,879,773	6,026,202
Reinvestment of distributions	200,392	42,481
Cost of shares redeemed	(4,572,418)	(615,620)
Net increase (decrease) in net assets resulting from share transactions	4,507,747	5,453,063
Total increase (decrease) in net assets	5,722,721	5,676,198
Net Assets
Beginning of period	5,676,198	–
End of period	$11,398,919	$5,676,198
Other Information
Shares
Sold	736,629	584,677
Issued in reinvestment of distributions	17,430	4,053
Redeemed	(374,257)	(61,640)
Net increase (decrease)	379,802	527,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

Years ended July 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.088	.118
Net realized and unrealized gain (loss)	2.054	.822
Total from investment operations	2.142	.940
Distributions from net investment income	(.106)	(.134)
Distributions from net realized gain	(.236)	(.036)
Total distributions	(.342)	(.170)
Net asset value, end of period	$12.57	$10.77
Total ReturnC	20.21%	9.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%	.64%F
Expenses net of fee waivers, if any	.63%	.64%F
Expenses net of all reductions	.63%	.64%F
Net investment income (loss)	.74%	1.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,399	$5,676
Portfolio turnover rateG	66%	54%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2021

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$42,476,571	$3,843,540	$(96,123)	$3,747,417
Fidelity Simplicity RMD 2010 Fund	13,499,502	1,348,465	(22,057)	1,326,408
Fidelity Simplicity RMD 2015 Fund	28,012,611	3,443,126	(79,282)	3,363,844
Fidelity Simplicity RMD 2020 Fund	59,246,163	8,504,058	(137,805)	8,366,253
Fidelity Simplicity RMD 2025 Fund	10,192,575	1,266,274	(59,643)	1,206,631

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$30,428	$592,907	$3,747,417
Fidelity Simplicity RMD 2010 Fund	8,101	193,373	1,326,408
Fidelity Simplicity RMD 2015 Fund	42,298	526,524	3,363,844
Fidelity Simplicity RMD 2020 Fund	16,491	1,290,586	8,366,253
Fidelity Simplicity RMD 2025 Fund	45,755	185,724	1,206,631

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$767,424	$402,504	$1,169,928
Fidelity Simplicity RMD 2010 Fund	211,207	149,560	360,767
Fidelity Simplicity RMD 2015 Fund	427,874	370,938	798,812
Fidelity Simplicity RMD 2020 Fund	896,639	760,896	1,657,535
Fidelity Simplicity RMD 2025 Fund	120,636	90,621	211,257

July 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$434,455	$159,677	$594,132
Fidelity Simplicity RMD 2010 Fund	213,600	136,727	350,327
Fidelity Simplicity RMD 2015 Fund	385,762	357,866	743,628
Fidelity Simplicity RMD 2020 Fund	839,048	927,622	1,766,670
Fidelity Simplicity RMD 2025 Fund(a)	38,218	4,615	42,833

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	20,373,705	15,980,201
Fidelity Simplicity RMD 2010 Fund	7,067,344	4,153,769
Fidelity Simplicity RMD 2015 Fund	15,735,075	8,275,711
Fidelity Simplicity RMD 2020 Fund	32,101,910	20,297,175
Fidelity Simplicity RMD 2025 Fund	10,165,955	5,513,453

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.50%
Fidelity Simplicity RMD 2015 Fund	.55%
Fidelity Simplicity RMD 2020 Fund	.59%
Fidelity Simplicity RMD 2025 Fund	.63%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

7. Prior Fiscal Year Merger Information.

On July 17, 2020, Fidelity Simplicity RMD Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Simplicity RMD 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Fidelity Simplicity RMD Income Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $15,422,197, including securities of $15,415,464 and unrealized appreciation of $834,383, was combined with Fidelity Simplicity RMD Income Fund's net assets of $24,003,631 for total net assets after the acquisition of $39,425,828.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$653,031
Total net realized gain (loss)	231,952
Total change in net unrealized appreciation (depreciation)	1,712,194
Net increase (decrease) in net assets resulting from operations	$2,597,177

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Simplicity RMD Income Fund's Statement of Operations since July 17, 2020.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the statement of changes in net assets, and the financial highlights for the Fidelity Simplicity RMD 2025 Fund, which are for the year ended July 31, 2021, and for the period from August 16, 2019 (commencement of operations) through July 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$1,030.80	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Simplicity RMD 2010 Fund	.50%
Actual		$1,000.00	$1,039.30	$2.53
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Simplicity RMD 2015 Fund	.55%
Actual		$1,000.00	$1,051.60	$2.80
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Simplicity RMD 2020 Fund	.59%
Actual		$1,000.00	$1,064.00	$3.02
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Fidelity Simplicity RMD 2025 Fund	.63%
Actual		$1,000.00	$1,074.80	$3.24
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income FundSM	09/13/2021	9/10/2021	$0.831
Fidelity Simplicity RMD 2010 FundSM	09/13/2021	9/10/2021	$0.793
Fidelity Simplicity RMD 2015 FundSM	09/13/2021	9/10/2021	$1.204
Fidelity Simplicity RMD 2020 FundSM	09/13/2021	9/10/2021	$1.355
Fidelity Simplicity RMD 2025 FundSM	09/13/2021	9/10/2021	$0.258

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income FundSM	$1,051,220
Fidelity Simplicity RMD 2010 FundSM	$307,531
Fidelity Simplicity RMD 2015 FundSM	$773,600
Fidelity Simplicity RMD 2020 FundSM	$1,877,424
Fidelity Simplicity RMD 2025 FundSM	$244,342

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Simplicity RMD Income FundSM	20.01%
Fidelity Simplicity RMD 2010 FundSM	17.16%
Fidelity Simplicity RMD 2015 FundSM	14.30%
Fidelity Simplicity RMD 2020 FundSM	11.91%
Fidelity Simplicity RMD 2025 FundSM	10.35%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income FundSM
August 2020	3%
September 2020	16%
October 2020	16%
November 2020	16%
December 2020	16%
February 2021	1%
March 2021	1%
April 2021	1%
May 2021	1%
June 2021	1%
July 2021	1%
Fidelity Simplicity RMD 2010 FundSM
August 2020	0%
September 2020	19%
October 2020	22%
November 2020	22%
December 2020	22%
February 2021	2%
March 2021	2%
April 2021	2%
May 2021	2%
June 2021	2%
July 2021	2%
Fidelity Simplicity RMD 2015 FundSM
August 2020	0%
September 2020	26%
October 2020	30%
November 2020	30%
December 2020	30%
February 2021	2%
March 2021	2%
April 2021	2%
May 2021	2%
June 2021	2%
July 2021	2%
Fidelity Simplicity RMD 2020 FundSM
August 2020	0%
September 2020	32%
October 2020	38%
November 2020	38%
December 2020	38%
February 2021	0%
March 2021	0%
April 2021	0%
May 2021	0%
June 2021	0%
July 2021	0%
Fidelity Simplicity RMD 2025 FundSM
August 2020	0%
September 9/04/2020	0%
September 9/11/2020	27%
October 2020	41%
November 2020	41%
December 2020	41%
February 2021	18%
March 2021	18%
April 2021	18%
May 2021	18%
June 2021	18%
July 2021	–

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Simplicity RMD Income FundSM
August 2020	1%
September 2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	0%
March 2021	0%
April 2021	0%
May 2021	0%
June 2021	0%
July 2021	0%
Fidelity Simplicity RMD 2010 FundSM
August 2020	0%
September 2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	0%
March 2021	0%
April 2021	0%
May 2021	0%
June 2021	0%
July 2021	0%
Fidelity Simplicity RMD 2015 FundSM
August 2020	0%
September 2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	0%
March 2021	0%
April 2021	0%
May 2021	0%
June 2021	0%
July 2021	0%
Fidelity Simplicity RMD 2020 FundSM
August 2020	0%
September 2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	0%
March 2021	0%
April 2021	0%
May 2021	0%
June 2021	0%
July 2021	0%
Fidelity Simplicity RMD 2025 FundSM
August 2020	0%
September 9/04/2020	0%
September 9/11/2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	5%
March 2021	5%
April 2021	5%
May 2021	5%
June 2021	5%
July 2021	–

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SRD-ANN-0921
1.9881721.104

Item 2.

Code of Ethics

As of the end of the period, July 31, 2021, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2015 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2020 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2025 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2030 Fund	$19,400	$-	$8,000	$500
Fidelity Managed Retirement Income Fund	$20,300	$-	$16,100	$600
Fidelity Simplicity RMD 2010 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2015 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2020 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2025 Fund	$16,100	$-	$6,900	$400
Fidelity Simplicity RMD Income Fund	$14,400	$-	$14,900	$400

July 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2015 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2020 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2025 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2030 Fund	$16,800	$-	$6,900	$400
Fidelity Managed Retirement Income Fund	$26,500	$-	$6,900	$500
Fidelity Simplicity RMD 2010 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2015 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2020 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2025 Fund	$13,800	$-	$6,900	$400
Fidelity Simplicity RMD Income Fund	$15,200	$-	$6,900	$400

A Amounts may reflect rounding.

B Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Fund commenced operations on August 16, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$89,300	$8,000	$13,100	$3,800

July 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$90,500	$8,000	$13,100	$4,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2021A	July 31, 2020A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Funds’ commencement of operations.

Services Billed by PwC

	July 31, 2021A	July 31, 2020A
Audit-Related Fees	$8,959,700	$8,940,200
Tax Fees	$11,200	$20,800
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2021A	July 31, 2020A,B
Deloitte Entities	$621,300	$600,100
PwC	$14,298,500	$14,267,700

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021